UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: January 31

Date of reporting period: 7/31/2019

Item 1. Reports to Stockholders.

Semiannual Report 7/31/2019

Invesco

Oppenheimer

Portfolio Series

Active Allocation

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer Portfolio Series Active Allocation Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI All Country World Index (Net)	Bloomberg Barclays Global Aggregate Bond Index, Hedged

6-Month	7.42%	1.50%	8.04%	5.72%
1-Year	1.86	-3.75	2.95	8.61
5-Year	5.40	4.22	6.48	3.94
10-Year	8.39	7.79	9.25	4.17

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they

3      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

have different expenses. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share class, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

4      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Foreign Equity Funds	42.1%
Domestic Equity Funds	31.5
Domestic Fixed Income Funds	11.8
Alternative Funds	10.6
Foreign Fixed Income Funds	4.0

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2019, and are based on the total market value of investments.

TOP TEN HOLDINGS
Invesco Oppenheimer Global Fund	12.9%
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	12.2
Invesco Oppenheimer Value Fund	12.1
Invesco Oppenheimer International Equity Fund	6.6
Invesco Oppenheimer International Growth Fund	6.5
Invesco Oppenheimer Total Return Bond Fund	6.1
Invesco Oppenheimer Developing Markets Fund	6.0
Invesco Oppenheimer International Small-Mid Company Fund	4.2
Invesco Oppenheimer Main Street Small Cap Fund	4.0
Invesco Oppenheimer International Bond Fund	4.0

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2019, and are based on net assets.

For more current Fund holdings, please visit invesco.com.

5      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAAX)	4/5/05	7.42%	1.86%	5.40%	8.39%
Class C (OAACX)	4/5/05	6.98	1.01	4.60	7.58
Class R (OAANX)	4/5/05	7.24	1.60	5.13	8.13
Class Y (OAAYX)	4/5/05	7.53	2.13	5.66	8.70
Class R5*(PAAJX)	5/24/19	7.49	1.93	5.42	8.40
Class R6*(PAAQX)	5/24/19	7.49	1.93	5.42	8.40

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAAX)	4/5/05	1.50%	-3.75%	4.22%	7.79%
Class C (OAACX)	4/5/05	5.98	0.01	4.60	7.58
Class R (OAANX)	4/5/05	7.24	1.60	5.13	8.13
Class Y (OAAYX)	4/5/05	7.53	2.13	5.66	8.70
Class R5*(PAAJX)	5/24/19	7.49	1.93	5.42	8.40
Class R6*(PAAQX)	5/24/19	7.49	1.93	5.42	8.40

* Class R5 and Class R6 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R, and Class Y shares, respectively, of the Fund. Class R5 and Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

6      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

The MSCI® ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of global investment grade fixed-rate debt markets. The index is comprised of several other Barclays indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Actual	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During 6 Months Ended July 31, 2019[1,2]
Class A	$1,000.00	$1,074.20	$2.73
Class C	1,000.00	1,069.80	6.64
Class R	1,000.00	1,072.40	4.02
Class Y	1,000.00	1,075.30	1.49
Class R5	1,000.00	1,074.90	0.41
Class R6	1,000.00	1,074.90	0.82

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.17	2.66
Class C	1,000.00	1,018.40	6.48
Class R	1,000.00	1,020.93	3.92
Class Y	1,000.00	1,023.36	1.46
Class R5	1,000.00	1,023.75	1.05
Class R6	1,000.00	1,024.00	0.80

1. Actual expenses paid for Class A, C, R, and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses paid for Class R5 and Class R6 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 68/365 to reflect the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2019 for Classes A, C, R and Y and for the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019 for Class R5 and Class R6 are as follows:

Class	Expense Ratios
Class A	0.53%
Class C	1.29
Class R	0.78
Class Y	0.29
Class R5	0.21
Class R6	0.16

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of

9      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—10.6%
Invesco Oppenheimer Fundamental Alternatives Fund	1,696,578	$ 46,995,203
Invesco Oppenheimer Master Event-Linked Bond Fund	5,151,238	80,080,633
Invesco Oppenheimer Real Estate Fund	2,726,010	72,511,867
Invesco Oppenheimer SteelPath MLP Select 40 Fund	6,136,846	47,253,714

		246,841,417
Domestic Equity Funds—31.4%
Invesco Oppenheimer Discovery Mid Cap Growth Fund	2,753,118	71,773,782
Invesco Oppenheimer Main Street Small Cap Fund	6,361,290	93,065,674
Invesco Oppenheimer Value Fund	8,071,570	280,890,624
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	9,464,330	285,444,193

		731,174,273
Domestic Fixed Income Funds—11.8%
Invesco Oppenheimer Limited-Term Government Fund	9,318,636	40,722,441
Invesco Oppenheimer Master Inflation Protected Securities Fund	1,695,903	21,553,738
Invesco Oppenheimer Master Loan Fund	3,979,992	69,521,702
Invesco Oppenheimer Total Return Bond Fund	20,561,847	142,287,978

		274,085,859
Foreign Equity Funds—42.1%
Invesco Oppenheimer Developing Markets Fund	3,259,119	139,620,670
Invesco Oppenheimer Emerging Markets Innovators Fund[2]	8,917,293	91,223,910
Invesco Oppenheimer Global Fund	3,345,992	300,068,538
Invesco Oppenheimer International Equity Fund	7,586,425	152,031,951
Invesco Oppenheimer International Growth Fund	3,734,371	151,914,210
Invesco Oppenheimer International Small-Mid Company Fund	2,035,669	96,327,845
Invesco Oppenheimer Macquarie Global Infrastructure Fund	4,193,172	47,298,978

		978,486,102
Foreign Fixed Income Fund—4.0%
Invesco Oppenheimer International Bond Fund	16,646,932	93,056,351
Total Investments, at Value (Cost $1,932,609,388)	99.9%	2,323,644,002
Net Other Assets (Liabilities)	0.1	1,330,683
Net Assets	100.0%	$ 2,324,974,685

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2019	Gross Additions	Gross Reductions	Shares July 31, 2019
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	1,371,218	2,021,938	1,696,578	1,696,578
Invesco Oppenheimer Master
Event-Linked Bond Fund	5,253,585	5,151,238	5,253,585	5,151,238

11      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2019	Gross Additions	Gross Reductions	Shares July 31, 2019
Invesco Oppenheimer Real Estate Fund	2,225,283	3,255,674	2,754,947	2,726,010
Invesco Oppenheimer SteelPath MLP Select 40 Fund	4,678,203	7,503,883	6,045,240	6,136,846
Invesco Oppenheimer Gold & Special Minerals Fund	161,391	—	161,391	—
Domestic Equity Funds
Invesco Oppenheimer Discovery Mid Cap Growth Fund	2,593,847	3,487,604	3,328,333	2,753,118
Invesco Oppenheimer Main Street Small Cap Fund	6,382,443	6,361,290	6,382,443	6,361,290
Invesco Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund	—	19,719,200	10,254,870	9,464,330
Invesco Oppenheimer Value Fund	13,065,728	8,466,762	13,460,920	8,071,570
Invesco Oppenheimer Capital Appreciation Fund	3,302,969	—	3,302,969	—
Invesco Oppenheimer Main Street Mid Cap Fund	743,700	—	743,700	—
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term Government Fund	12,160,372	13,597,734	16,439,470	9,318,636
Invesco Oppenheimer Master Inflation Protected Securities Fund	2,105,995	1,893,340	2,303,432	1,695,903
Invesco Oppenheimer Master Loan Fund	2,371,784	5,588,200	3,979,992	3,979,992
Invesco Oppenheimer Total Return Bond Fund	18,994,600	22,760,683	21,193,436	20,561,847
Foreign Equity Funds
Invesco Oppenheimer Developing Markets Fund	3,773,674	3,259,119	3,773,674	3,259,119
Invesco Oppenheimer Emerging Markets Innovators Fund	7,671,316	10,622,352	9,376,375	8,917,293
Invesco Oppenheimer Global Fund	3,000,229	4,014,083	3,668,320	3,345,992
Invesco Oppenheimer International Equity Fund	8,901,378	7,586,425	8,901,378	7,586,425
Invesco Oppenheimer International Growth Fund	4,262,607	3,786,251	4,314,487	3,734,371
Invesco Oppenheimer International Small-Mid Company Fund	2,242,751	2,035,669	2,242,751	2,035,669
Invesco Oppenheimer Macquarie Global Infrastructure Fund	3,484,852	5,152,500	4,444,180	4,193,172
Foreign Fixed Income Funds
Invesco Oppenheimer International Bond Fund	15,820,013	18,234,398	17,407,479	16,646,932

12      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental Alternatives Fund	$46,995,203	$—	$—	$1,412,808
Invesco Oppenheimer Master Event-Linked Bond Fund	80,080,633	3,202,210[a]	(2,292,294)[a]	(435,430)	[a]
Invesco Oppenheimer Real Estate Fund	72,511,867	666,723	(22,749)	4,093,439
Invesco Oppenheimer SteelPath MLP Select 40 Fund	47,253,714	2,039,391	—	(767,831)
Invesco Oppenheimer Gold & Special Minerals Fund	—	—	52,704	(69,339)
Domestic Equity Funds
Invesco Oppenheimer Discovery Mid Cap Growth Fund	71,773,782	—	535,730	13,457,019
Invesco Oppenheimer Main Street Small Cap Fund	93,065,674	—	(19,443)	3,784,045
Invesco Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund	285,444,193	1,865,298	929,174	23,892,701
Invesco Oppenheimer Value Fund	280,890,624	2,563,179	15,981,656	8,907,860
Invesco Oppenheimer Capital Appreciation Fund	—	—	28,173,473	(24,705,355)
Invesco Oppenheimer Main Street Mid Cap Fund	—	—	(3,434,165)	3,977,063
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term Government Fund	40,722,441	589,542	(1,318,736)	1,820,827
Invesco Oppenheimer Master Inflation Protected Securities Fund	21,553,738	405,492[b]	878[b]	701,535[b]
Invesco Oppenheimer Master Loan Fund	69,521,702	2,183,965[c]	(1,149,372)[c]	99,498[c]
Invesco Oppenheimer Total Return Bond Fund	142,287,978	2,428,071	(13,900)	5,605,212
Foreign Equity Funds
Invesco Oppenheimer Developing Markets Fund	139,620,670	—	(1,440,990)	8,327,094
Invesco Oppenheimer Emerging Markets Innovators Fund	91,223,910	—	300,276	4,383,889
Invesco Oppenheimer Global Fund	300,068,538	—	(806,578)	28,140,720
Invesco Oppenheimer International Equity Fund	152,031,951	—	887,386	6,086,230
Invesco Oppenheimer International Growth Fund	151,914,210	—	744,326	13,290,104
Invesco Oppenheimer International Small-Mid Company Fund	96,327,845	—	(964,025)	8,974,865
Invesco Oppenheimer Macquarie Global Infrastructure Fund	47,298,978	545,794	85,188	2,495,788

13      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Foreign Fixed Income Funds
Invesco Oppenheimer International Bond Fund	$93,056,351	$2,600,171	$(136,644)	$795,848

Total	$2,323,644,002	$19,089,836	$36,091,895	$114,268,590

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.

b. Represents the amount allocated to the fund from Invesco Oppenheimer Master Inflation Protected Securities Fund.

c. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

2. Non-income producing security.

Futures Contracts as of July 31, 2019
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
Canadian Bonds, 10 yr.	Buy	9/19/19	47	CAD 5,050	$5,067,866	$17,733
Euro-BTP	Buy	9/6/19	57	EUR 8,187	8,821,871	635,345
Euro-BUND	Buy	9/6/19	34	EUR 6,433	6,589,285	156,161
Euro-OAT	Buy	9/6/19	63	EUR 11,320	11,662,787	342,359
Japanese Bonds, 10 yr.	Buy	9/12/19	31	JPY 43,718	43,825,719	108,212
Long Gilt	Buy	9/26/19	77	GBP 12,124	12,438,161	313,693
MSCI Emerging Market Index	Sell	9/20/19	100	USD 5,138	5,128,000	10,223
Nikkei 225 Index	Sell	9/12/19	17	JPY 3,314	3,367,497	(53,204)
S&P 500 E-Mini Index	Buy	9/20/19	78	USD 11,297	11,630,775	334,244
S&P 500 E-Mini Index	Sell	9/20/19	16	USD 2,317	2,385,800	(68,629)
S&P/TSX 60 Index	Sell	9/19/19	14	CAD 2,070	2,075,921	(5,801)
SPI 200 Index	Sell	9/19/19	21	AUD 2,344	2,424,111	(80,084)
Stoxx Europe 600 Index	Sell	9/20/19	1,510	EUR 31,875	32,127,575	(252,357)

						$1,457,895

Glossary:
Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Definitions
BTP	Italian Treasury Bonds
BUND	German Federal Obligation

14      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Definitions (Continued)

MSCI	Morgan Stanley Capital International
OAT	French Government Bonds
S&P	Standard & Poor’s
TSX 60	60 largest companies on the Toronto Stock Exchange

See accompanying Notes to Financial Statements.

15      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2019 Unaudited

Assets
Investments, at value—see accompanying schedule of investments—affiliated companies (cost $1,932,609,388)	$2,323,644,002
Cash used for collateral on futures	4,103,000
Receivables and other assets:
Dividends	841,692
Shares of beneficial interest sold	486,565
Variation margin receivable - futures contracts	35,549
Other	273,819

Total assets	2,329,384,627
Liabilities
Amount due to custodian	637,837
Payables and other liabilities:
Shares of beneficial interest redeemed	1,119,737
Investments purchased	842,200
Distribution and service plan fees	749,762
Transfer and shareholder servicing agent fees	600,374
Trustees’ compensation	180,684
Shareholder communications	36,899
Other	242,449

Total liabilities	4,409,942
Net Assets	$2,324,974,685

Composition of Net Assets
Shares of beneficial interest	$1,806,431,061

Total distributable earnings	518,543,624

Net Assets	$2,324,974,685

16      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,818,657,636 and 121,887,952 shares of beneficial interest outstanding)	$14.92

Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$15.79

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $344,194,669 and 23,650,191 shares of beneficial interest outstanding)	$14.55

Class R Shares:

Net asset value, redemption price and offering price per share (based on net assets of $135,709,942 and 9,157,328 shares of beneficial interest outstanding)	$14.82

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $26,391,527 and 1,743,466 shares of beneficial interest outstanding)	$15.14

Class R5 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,455 and 700.28 shares of beneficial interest outstanding)	$14.93

Class R6 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,456 and 700.28 shares of beneficial interest outstanding)	$14.93

See accompanying Notes to Financial Statements.

17      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF

OPERATIONS For the Six Months Ended July 31, 2019 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Invesco Oppenheimer Master Event-Linked Bond Fund:
Interest	$3,180,633
Dividends	21,577
Net expenses	(174,183)

Net investment income allocated from Invesco Oppenheimer Master Event-Linked Bond Fund	3,028,027
Net investment income allocated from Invesco Oppenheimer Master Inflation Protected Securities Fund:
Interest	402,863
Dividends	2,629
Net expenses	(55,173)

Net investment income allocated from Invesco Oppenheimer Master Inflation Protected Securities Fund	350,319
Net investment income allocated from Invesco Oppenheimer Master Loan Fund:
Interest	2,134,436
Dividends	49,529
Net expenses	(192,846)
Net investment income allocated from Invesco Oppenheimer Master Loan Fund	1,991,119
Total allocation of net investment income from master funds	5,369,465
Investment Income

Dividends from affiliated companies	13,335,285
Interest	28,027
Total investment income	13,363,312
Expenses
Distribution and service plan fees:
Class A	2,070,015
Class C	2,319,193
Class R	324,273
Transfer and shareholder servicing agent fees:
Class A	1,489,973
Class C	416,167
Class R	115,207
Class Y	22,267
Class R5	2
Class R6	1
Shareholder communications:
Class A	40,400
Class C	9,902
Class R	3,084
Class Y	580
Asset allocation fees	1,154,961
Custodian fees and expenses	42,889
Trustees’ compensation	16,779
Other	40,050
Total expenses	8,065,743
Less waivers and reimbursements of expenses	(461,984)

18      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Expenses (Continued)
Net expenses	$7,603,759
Net Investment Income	11,129,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in:
Investment transactions in affiliated companies	39,532,683
Futures contracts	985,943
Foreign currency transactions	(5,696)
Increase from payment by affiliate	11,278
Net realized gain (loss) allocated from:
Invesco Oppenheimer Master Event-Linked Bond Fund	(2,292,294)
Invesco Oppenheimer Master Inflation Protected Securities Fund	878
Invesco Oppenheimer Master Loan Fund	(1,149,372)
Net realized gain	37,083,420
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in affiliated companies	113,902,987
Translation of assets and liabilities denominated in foreign currencies	30,212
Futures contracts	1,457,895
Net change in unrealized appreciation/(depreciation) allocated from:
Invesco Oppenheimer Master Event-Linked Bond Fund	(435,430)
Invesco Oppenheimer Master Inflation Protected Securities Fund	701,535
Invesco Oppenheimer Master Loan Fund	99,498
Net change in unrealized appreciation/(depreciation)	115,756,697

Net Increase in Net Assets Resulting from Operations	$163,969,135

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes.

See accompanying Notes to Financial Statements.

19      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Operations
Net investment income	$11,129,018	$21,243,521
Net realized gain	37,083,420	265,546,205
Net change in unrealized appreciation/(depreciation)	115,756,697	(481,632,282)
Net increase (decrease) in net assets resulting from operations	163,969,135	(194,842,556)

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	—	(27,862,215)
Class B	—	—
Class C	—	(4,583,299)
Class R	—	(1,804,076)
Class Y	—	(423,069)
Class R5	—	—
Class R6	—	—
Total distributions from distributable earnings	—	(34,672,659)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	61,129,357	(89,769,891)
Class B	—	(12,190,697)
Class C	(177,536,652)	(41,140,743)
Class R	1,424,299	2,511,712
Class Y	383,347	(33,580,542)
Class R5	10,000	—
Class R6	10,000	—
Total beneficial interest transactions	(114,579,649)	(174,170,161)
Net Assets
Total increase (decrease)	49,389,486	(403,685,376)
Beginning of period	2,275,585,199	2,679,270,575
End of period	$2,324,974,685	$2,275,585,199

See accompanying Notes to Financial Statements.

20      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	July 31, 2019 (Unaudited)	January 31, 2019	January 31, 2018	January 31, 2017	January 29, 2016[1]	January 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$13.89	$15.25	$12.68	$11.38	$12.12	$11.52
Income (loss) from investment operations:
Net investment income[2]	0.08	0.15	0.10	0.15	0.09	0.11
Net realized and unrealized gain (loss)	0.95	(1.27)	2.63	1.27	(0.65)	0.61
Total from investment operations	1.03	(1.12)	2.73	1.42	(0.56)	0.72
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.24)	(0.16)	(0.12)	(0.18)	(0.12)
Net asset value, end of period	$14.92	$13.89	$15.25	$12.68	$11.38	$12.12

Total Return, at Net Asset Value[3]	7.42%	(7.22)%	21.62%	12.50%	(4.67)%	6.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,818,658	$1,636,759	$1,888,596	$1,645,373	$1,530,527	$1,599,618
Average net assets (in thousands)	$1,705,259	$1,741,048	$1,749,924	$1,606,586	$1,646,634	$1,591,772
Ratios to average net assets:[4,5]
Net investment income	1.13%	1.04%	0.75%	1.20%	0.74%	0.93%
Expenses excluding specific expenses listed below	0.57%	0.57%	0.59%	0.60%	0.59%	0.59%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.57%	0.57%	0.59%	0.60%	0.59%	0.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%	0.53%	0.53%	0.56%	0.55%	0.55%
Portfolio turnover rate[8]	19%	38%	9%	5%	8%	15%

21      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.21%
Year Ended January 31, 2019	1.20%
Year Ended January 31, 2018	1.22%
Year Ended January 31, 2017	1.23%
Year Ended January 29, 2016	1.21%
Year Ended January 30, 2015	1.21%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

22      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Class C	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$13.60	$14.92	$12.41	$11.14	$11.87	$11.28
Income (loss) from investment operations:
Net investment income[2]	0.03	0.04	0.00[3]	0.05	0.00[3]	0.02
Net realized and unrealized gain (loss)	0.92	(1.23)	2.57	1.25	(0.64)	0.60
Total from investment operations	0.95	(1.19)	2.57	1.30	(0.64)	0.62
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.13)	(0.06)	(0.03)	(0.09)	(0.03)
Net asset value, end of period	$14.55	$13.60	$14.92	$12.41	$11.14	$11.87

Total Return, at Net Asset Value[4]	6.99%	(7.92)%	20.72%	11.66%	(5.41)%	5.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$344,195	$489,474	$579,999	$535,568	$522,227	$557,576
Average net assets (in thousands)	$468,030	$527,915	$552,895	$533,800	$564,178	$562,221
Ratios to average net assets:[5,6]
Net investment income (loss)	0.37%	0.28%	(0.03)%	0.44%	(0.01)%	0.18%
Expenses excluding specific expenses listed below	1.33%	1.32%	1.34%	1.35%	1.34%	1.34%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[7]	0.00%[7]	0.00%
Total expenses[8]	1.33%	1.32%	1.34%	1.35%	1.34%	1.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%	1.28%	1.28%	1.31%	1.30%	1.30%
Portfolio turnover rate[9]	19%	38%	9%	5%	8%	15%

23      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.97%
Year Ended January 31, 2019	1.95%
Year Ended January 31, 2018	1.97%
Year Ended January 31, 2017	1.98%
Year Ended January 29, 2016	1.96%
Year Ended January 30, 2015	1.96%

9. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

24      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Class R	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$13.82	$15.17	$12.62	$11.32	$12.05	$11.45
Income (loss) from investment operations:
Net investment income[2]	0.06	0.11	0.07	0.11	0.06	0.08
Net realized and unrealized gain (loss)	0.94	(1.26)	2.61	1.28	(0.64)	0.61
Total from investment operations	1.00	(1.15)	2.68	1.39	(0.58)	0.69
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.20)	(0.13)	(0.09)	(0.15)	(0.09)
Net asset value, end of period	$14.82	$13.82	$15.17	$12.62	$11.32	$12.05

Total Return, at Net Asset Value[3]	7.24%	(7.44)%	21.28%	12.29%	(4.88)%	5.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$135,710	$125,162	$134,457	$117,356	$108,810	$119,953
Average net assets (in thousands)	$131,692	$127,683	$123,173	$112,804	$120,320	$127,487
Ratios to average net assets:[4,5]
Net investment income	0.87%	0.78%	0.49%	0.94%	0.50%	0.66%
Expenses excluding specific expenses listed below	0.82%	0.82%	0.84%	0.85%	0.84%	0.84%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	0.82%	0.82%	0.84%	0.85%	0.84%	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.78%	0.78%	0.81%	0.80%	0.80%
Portfolio turnover rate[8]	19%	38%	9%	5%	8%	15%

25      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.46%
Year Ended January 31, 2019	1.45%
Year Ended January 31, 2018	1.47%
Year Ended January 31, 2017	1.48%
Year Ended January 29, 2016	1.46%
Year Ended January 30, 2015	1.46%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

26      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Class Y	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$14.08	$15.42	$12.81	$11.51	$12.25	$11.65
Income (loss) from investment operations:
Net investment income[2]	0.10	0.19	0.13	0.20	0.14	0.17
Net realized and unrealized gain (loss)	0.96	(1.29)	2.68	1.26	(0.66)	0.59
Total from investment operations	1.06	(1.10)	2.81	1.46	(0.52)	0.76
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.24)	(0.20)	(0.16)	(0.22)	(0.16)
Net asset value, end of period	$15.14	$14.08	$15.42	$12.81	$11.51	$12.25

Total Return, at Net Asset Value[3]	7.53%	(7.00)%	21.98%	12.69%	(4.34)%	6.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,392	$24,190	$63,523	$56,496	$38,762	$30,551
Average net assets (in thousands)	$25,461	$53,966	$61,326	$41,675	$33,137	$17,424
Ratios to average net assets:[4,5]
Net investment income	1.37%	1.28%	0.90%	1.65%	1.14%	1.35%
Expenses excluding specific expenses listed below	0.33%	0.33%	0.34%	0.35%	0.35%	0.35%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	0.33%	0.33%	0.34%	0.35%	0.35%	0.35%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.29%	0.29%	0.28%	0.31%	0.31%	0.31%
Portfolio turnover rate[8]	19%	38%	9%	5%	8%	15%

27      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	0.97%
Year Ended January 31, 2019	0.96%
Year Ended January 31, 2018	0.97%
Year Ended January 31, 2017	0.98%
Year Ended January 29, 2016	0.97%
Year Ended January 30, 2015	0.97%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

28      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Class R5	Period Ended July 31, 2019 (Unaudited)[1]
Per Share Operating Data
Net asset value, beginning of period	$14.28
Income (loss) from investment operations:
Net investment income[2]	0.04
Net realized and unrealized gain	0.61

Total from investment operations	0.65
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00
Net asset value, end of period	$14.93

Total Return, at Net Asset Value[3]	4.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Average net assets (in thousands)	$10
Ratios to average net assets:[4,5]
Net investment income	1.44%
Expenses excluding specific expenses listed below	0.25%
Interest and fees from borrowings	0.00%

Total expenses[6]	0.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%
Portfolio turnover rate[7]	19%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended July 31, 2019	0.89%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

29      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class R6	Period Ended July 31, 2019 (Unaudited)[1]
Per Share Operating Data
Net asset value, beginning of period	$14.28
Income (loss) from investment operations:
Net investment income[2]	0.04
Net realized and unrealized gain	0.61

Total from investment operations	0.65
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00
Net asset value, end of period	$14.93

Total Return, at Net Asset Value[3]	4.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Average net assets (in thousands)	$10
Ratios to average net assets:[4,5]
Net investment income	1.49%
Expenses excluding specific expenses listed below	0.20%
Interest and fees from borrowings	0.00%

Total expenses[6]	0.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.16%
Portfolio turnover rate[7]	19%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended July 31, 2019	0.84%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

30      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2019 Unaudited

Note 1 -Significant Accounting Policies

Invesco Oppenheimer Portfolio Series Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer Portfolio Series Active Allocation Fund (the “Acquired Fund” or “Predecessor Fund”). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class C, Class R, and Class Y shares received the corresponding class of shares of the. Class R5 and Class R6 shares commenced operations on the Reorganization Date.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official

31      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value

32      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of

33      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

34      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

35      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Futures - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited

36      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

(collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

Effective on the Reorganization Date, the Adviser has contractually agreed, through at least May 28, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.57%, 1.32%, 0.82%, 0.31%, 0.26% and 0.21%, respectively, of the Fund’s average daily net assets (the “expense limits”). In addition, Invesco has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04%, as calculated on the average daily net assets of the Fund through at least May 28, 2021. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended July 31, 2019, the Adviser reimbursed fund expenses of $338,048, $92,781, $26,106, $5,047, $1 and $1 for Class A, Class C, Class R, Class Y, Class R5 and Class R6, respectively.

Prior to the Reorganization, the OFI Global Asset Management, Inc. had contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04%, as calculated on the average daily net assets of the Fund.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended July 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A. serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid

37      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the six months ended July 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the six months ended July 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended July 31, 2019, IDI advised the Fund that IDI retained $54,687 in front-end sales commissions from the sale of Class A shares and $2,078 and $5,975 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. From the beginning of the fiscal year to the date of the Reorganization, OppenheimerFunds Distributor, Inc. retained $215,473 in front–end sales commissions from the sale of Class A shares and $4,579 and $10,804 from Class A and Class C shares, respectively, for CDSC imposed on redemption by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into

38      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,152,487,929	$171,156,073	$—	$2,323,644,002

Total Investments, at Value	2,152,487,929	171,156,073	—	2,323,644,002
Other Financial Instruments:
Futures contracts	1,917,970	—	—	1,917,970

Total Assets	$2,154,405,899	$171,156,073	$—	$2,325,561,972

Other Financial Instruments:
Futures contracts	$(460,075)	$—	$—	$(460,075)

Total Liabilities	$(460,075)	$—	$—	$(460,075)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 - Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral

39      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Instruments at Period-End

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative liability transactions as of July 31, 2019:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Variation margin receivable – futures	$89,912*	Variation margin payable – futures	$151,841*
Interest rate contracts	Variation margin receivable – futures	108,924*	Variation margin payable – futures	11,446*

Total		$198,836		$163,287

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

Effect of Derivative Investments for the Six Months Ended July 31, 2019

The tables below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Equity contracts	$(730,750)
Interest rate contracts	1,716,693

Total	$985,943

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Equity contracts	$(115,608)
Interest rate contracts	1,573,503

Total	$1,457,895

40      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

The table below summarizes the five month average notional value of futures contracts outstanding during the period.

Futures Contracts
$146,213,816

Note 5 - Trustee and Officer Fees and Benefits

The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent

Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired

Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$987
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2019	57,985

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Note 6 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate

41      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 - Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the

Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of January 31, 2019.

Note 8 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended July 31, 2019 was $451,266,513 and $552,461,976, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$415,686,166
Aggregate unrealized (depreciation) of investments	(23,163,445)
Net unrealized appreciation of investments	$392,522,721

Cost of investments for tax purposes is $1,932,609,388.

Note 9 - Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	13,645,672	$200,872,402	8,279,326	$119,604,327
Dividends and/or distributions reinvested	—	—	2,151,162	27,534,859
Redeemed	(9,570,067)	(139,743,045)	(16,442,583)	(236,909,077)
Net increase (decrease)	4,075,605	$61,129,357	(6,012,095)	$(89,769,891)

42      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class B
Sold	—	$—	1,308	$19,225
Dividends and/or distributions reinvested	—	—	—	—
Redeemed[1]	—	—	(837,842)	(12,209,922)

Net decrease	—	$—	(836,534)	$(12,190,697)

Class C
Sold	1,328,734	$18,855,169	3,761,309	$52,980,575
Dividends and/or distributions reinvested	—	—	364,166	4,566,645
Redeemed	(13,662,259)	(196,391,821)	(7,012,693)	(98,687,963)

Net decrease	(12,333,525)	$(177,536,652)	(2,887,218)	$(41,140,743)

Class R
Sold	938,310	$13,562,613	1,978,258	$28,370,328
Dividends and/or distributions reinvested	—	—	139,114	1,770,934
Redeemed	(840,004)	(12,138,314)	(1,922,981)	(27,629,550)

Net increase	98,306	$1,424,299	194,391	$2,511,712

Class Y
Sold	366,375	$5,390,541	1,172,064	$17,257,200
Dividends and/or distributions reinvested	—	—	32,182	417,075
Redeemed	(341,289)	(5,007,194)	(3,606,532)	(51,254,817)

Net increase (decrease)	25,086	$383,347	(2,402,286)	$(33,580,542)

Class R5[2]
Sold	700	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	700	$10,000	—	$—

Class R6[2]
Sold	700	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	700	$10,000	—	$—

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

2. Commencement date after the close of business on May 24, 2019.

Note 10 - Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated

43      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the financial statements of the Predecessor Fund for the past two fiscal years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

44      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

ADDITIONAL FUND INFORMATION

Effective December 31, 2019, the fiscal year-end of the Fund will change from January 31 to December 31.

45      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS Unaudited

At meetings held on December 14, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) (the Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved (i) an amendment to the Trust’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add Invesco Oppenheimer Portfolio Series: Active Allocation Fund (the Fund), (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, (iii) an amendment to the separate sub-advisory contract with Invesco Capital Management LLC to add the Fund, (iv) an amendment to the separate sub-advisory contract with Invesco Asset Management (India) Private Limited to add the Fund, and (v) an initial sub-advisory contract with OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). Additionally, on March 26, 2019, the Board re-approved an initial sub-advisory contract with OppenheimerFunds, Inc. following its change of control as a result of the acquisition of OppenheimerFunds, Inc. and its subsidiaries, including the Oppenheimer mutual funds (each, an Oppenheimer Fund), by Invesco Ltd. (the OFI Transaction). After evaluating the factors discussed below, among others, the Board approved the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board noted that it had previously approved establishing the Fund at the Board meeting held on October 23, 2018 and that the Fund was formed to acquire the assets and liabilities of an Oppenheimer Fund (the Acquired Fund) with the same investment objective and substantially similar principal investment strategies and risks. At the time of approval, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or any of the Affiliated Sub-Advisers except OppenheimerFunds, Inc., which was not affiliated with Invesco at that time.

In approving the investment advisory agreement and sub-advisory contracts, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process for those funds as well as the information provided with respect to the Fund. As part of the approval process, the Board reviewed and considered information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board reviewed comparative investment performance and fee data prepared by Invesco Advisers and an independent mutual fund data provider. The Board was assisted in its review by the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and by independent legal counsel.

46      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of December 14, 2018 and March 26, 2019 for the sub-advisory contract with OppenheimerFunds, Inc.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review included consideration of the investment process oversight and structure, credit analysis and investment risk management to be employed in providing advisory services to the Fund. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds, including the Fund, following the OFI Transaction. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers

47      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS Unaudited / Continued

in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board noted that the Fund would continue the historical performance information of the Acquired Fund following the consummation of the OFI Transaction. The Board considered the performance of the Acquired Fund and the fact that, at the closing of the OFI Transaction, management anticipates that the Fund will be managed pursuant to substantially similar investment strategies and by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub- Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Morningstar performance universe and against the Fund’s benchmark index. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers will not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests will pay Invesco Advisers advisory fees. Because Invesco Advisers will not charge the Fund any advisory fees, the Board did not rely upon any comparison of contractual management fee rates of funds in the Fund’s Morningstar expense group. The Board considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for at least two years from the closing date of the OFI Transaction in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts, but noted that because the Fund is a fund of funds, Invesco Advisers and the Affiliated Sub-Advisers will not charge the Fund any fees pursuant to the Fund’s investment advisory agreement. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

48      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2018.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers will not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation will be payable to any Affiliated Sub-Advisers for their services to the Fund.

D. Economies of Scale and Breakpoints

The Board noted that Invesco Advisers will not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests will pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E. Profitability and Financial Resources

The Board reviewed information from the 2018 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers will continue to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Invesco Funds to be excessive given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers and its affiliates will not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund will incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

49      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS Unaudited / Continued

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees to be received for providing administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds,closed-end funds and exchange-traded funds. The Board noted that Invesco Advisers and its affiliates will receive advisory and other fees from the affiliated mutual funds, closed-end funds and exchange-traded funds. The Board considered that the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds, closed-end funds and exchange-traded funds will be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

50      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

● Fund reports and prospectuses

● Quarterly statements

● Daily confirmations

● Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-PORT. The most recent list of portfolio holdings is available at invesco. com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

51      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer Portfolio Series: Active Allocation Fund was held on April 12, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization Oppenheimer Portfolio Series: Active Allocation Fund into Invesco Oppenheimer Portfolio Series: Active Allocation Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	97,611,291	5,434,621	7,573,167	0

52      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

53      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

INVESCO’S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

54      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

55      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

INVESCO’S PRIVACY NOTICE Continued

●	Request that we amend, rectify, delete or update the personal data we hold about you;

●	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

●	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

56      INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

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Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾	Fund reports and prospectuses
◾	Quarterly statements
◾	Daily confirmations
◾	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

                                                     Invesco Distributors, Inc.                                                                 O-OPSAA-SAR-1       09262019

Semiannual Report 7/31/2019

Invesco

Oppenheimer

Portfolio Series

Conservative

Investor Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer Portfolio Series Conservative Investor Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Global Aggregate Bond Index, Hedged	MSCI All Country World Index (Net)
6-Month	5.26%	-0.51%	5.72%	8.04%
1-Year	4.99	-0.82	8.61	2.95
5-Year	3.59	2.43	3.94	6.48
10-Year	5.73	5.14	4.17	9.25

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

3 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Domestic Fixed Income Funds	47.0%
Foreign Fixed Income Funds	24.4
Foreign Equity Funds	13.7
Alternative Funds	8.3
Domestic Equity Funds	6.2
Money Market Funds	0.4

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2019, and are based on the total market value of investments.

TOP TEN HOLDINGS

Invesco Oppenheimer Total Return Bond Fund	25.5%
Invesco Oppenheimer International Bond Fund	24.4
Invesco Oppenheimer Master Loan Fund	9.9
Invesco Oppenheimer Limited-Term Government Fund	7.1
Invesco Oppenheimer Global Fund	6.0
Invesco Oppenheimer Master Inflation Protected Securities Fund	4.4
Invesco Oppenheimer Master Event-Linked Bond Fund	3.5
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	2.6
Invesco Oppenheimer Fundamental Alternatives Fund	2.0
Invesco Oppenheimer Real Estate Fund	1.8

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2019, and are based on net assets.

For more current Fund holdings, please visit invesco.com.

4 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OACIX)	4/5/05	5.26%	4.99%	3.59%	5.73%
Class C (OCCIX)	4/5/05	4.89	4.22	2.81	4.94
Class R (ONCIX)	4/5/05	5.06	4.65	3.32	5.45
Class Y (OYCIX)	4/5/05	5.46	5.28	3.85	6.03
Class R5 (PXCIX)*	5/24/19	5.37	5.10	3.61	5.74
Class R6 (PXCCX)*	5/24/19	5.37	5.10	3.61	5.74

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OACIX)	4/5/05	-0.51%	-0.82%	2.43%	5.14%
Class C (OCCIX)	4/5/05	3.89	3.22	2.81	4.94
Class R (ONCIX)	4/5/05	5.06	4.65	3.32	5.45
Class Y (OYCIX)	4/5/05	5.46	5.28	3.85	6.03
Class R5 (PXCIX)*	5/24/19	5.37	5.10	3.61	5.74
Class R6 (PXCCX)*	5/24/19	5.37	5.10	3.61	5.74

* Class R5 and Class R6 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R, and Class Y shares, respectively, of the Fund. Class R5 and Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

5 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

The Fund’s performance is compared to the performance of the Bloomberg Barclays Global Aggregate Bond Index and the MSCI® ACWI. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of global investment grade fixed-rate debt markets. The index is comprised of several other Barclays indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar. The MSCI® ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco.com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Actual	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During 6 Months Ended July 31, 2019[1,2]
Class A	$ 1,000.00	$ 1,052.60	$ 2.24
Class C	1,000.00	1,048.90	6.06
Class R	1,000.00	1,050.60	3.46
Class Y	1,000.00	1,054.60	0.97
Class R5	1,000.00	1,053.70	0.11
Class R6	1,000.00	1,053.70	0.02

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.61	2.21
Class C	1,000.00	1,018.89	5.97
Class R	1,000.00	1,021.42	3.41
Class Y	1,000.00	1,023.85	0.95
Class R5	1,000.00	1,024.50	0.30
Class R6	1,000.00	1,024.74	0.05

1. Actual expenses paid for Class A, C, R and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses paid for Class R5 and R6 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 68/365 to reflect the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2019 for Classes A, C, R and Y and for the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019 for Class R5 and R6 are as follows:

Class	Expense Ratios
Class A	0.44%
Class C	1.19
Class R	0.68
Class Y	0.19
Class R5	0.06
Class R6	0.01

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the

8 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Investment Companies—99.9%

Alternative Funds—8.3%

Invesco Oppenheimer Fundamental Alternatives Fund[1]	422,482	$11,702,765
Invesco Oppenheimer Master Event-Linked Bond Fund[1]	1,282,764	19,941,713
Invesco Oppenheimer Real Estate Fund[1]	383,144	10,191,629
Invesco Oppenheimer SteelPath MLP Select 40 Fund[1]	758,618	5,841,361
		47,677,468
Domestic Equity Funds—6.2%

Invesco Oppenheimer Discovery Mid Cap Growth Fund[1]	242,943	6,333,532
Invesco Oppenheimer Main Street Small Cap Fund[1]	390,586	5,714,272
Invesco Oppenheimer Value Fund[1]	260,881	9,078,659
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund[1]	495,100	14,932,216
		36,058,679
Domestic Fixed Income Funds—46.9%

Invesco Oppenheimer Limited-Term Government Fund[1]	9,383,388	41,005,407
Invesco Oppenheimer Master Inflation Protected Securities Fund[1]	1,994,120	25,343,875
Invesco Oppenheimer Master Loan Fund[1]	3,274,367	57,195,992
Invesco Oppenheimer Total Return Bond Fund[1]	21,313,346	147,488,357
		271,033,631
Foreign Equity Funds—13.7%

Invesco Oppenheimer Developing Markets Fund[1]	198,241	8,492,634
Invesco Oppenheimer Emerging Markets Innovators Fund[1,2]	283,271	2,897,866
Invesco Oppenheimer Global Fund[1]	384,586	34,489,638
Invesco Oppenheimer International Equity Fund[1]	425,958	8,536,206
Invesco Oppenheimer International Growth Fund[1]	212,584	8,647,925
Invesco Oppenheimer International Small-Mid Company Fund[1]	124,991	5,914,577
Invesco Oppenheimer Macquarie Global Infrastructure Fund[1]	879,233	9,917,750
		78,896,596
Foreign Fixed Income Fund—24.4%

Invesco Oppenheimer International Bond Fund[1]	25,180,777	140,760,542
Money Market Fund—0.4%

Invesco Oppenheimer Institutional Government Money Market Fund, 2.29%[3]	2,356,385	2,356,385
Total Investments, at Value (Cost $561,420,506)	99.9%	576,783,301
Net Other Assets (Liabilities)	0.1	790,507

Net Assets	100.0%	$577,573,808

Footnotes to Schedule of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2019	Gross Additions	Gross Reductions	Shares July 31, 2019
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental Alternatives Fund	409,938	12,544	—	422,482
Invesco Oppenheimer Master Event-Linked Bond Fund	1,226,899	55,865	—	1,282,764

10 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Schedule of Investments (continued)

	Shares January 31, 2019	Gross Additions	Gross Reductions	Shares July 31, 2019
Invesco Oppenheimer Real Estate Fund	396,960	3,661	17,477	383,144
Invesco Oppenheimer SteelPath MLP Select 40 Fund	737,093	33,517	11,992	758,618
Domestic Equity Funds
Invesco Oppenheimer Capital Appreciation Fund	118,471	—	118,471	—
Invesco Oppenheimer Discovery Mid Cap Growth Fund	272,484	—	29,541	242,943
Invesco Oppenheimer Main Street Small Cap Fund	411,452	—	20,866	390,586
Invesco Oppenheimer Value Fund	489,329	2,353	230,801	260,881
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	—	518,100	23,000	495,100
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term Government Fund	10,961,760	369,708	1,948,080	9,383,388
Invesco Oppenheimer Master Inflation Protected Securities Fund	2,087,517	34,144	127,541	1,994,120
Invesco Oppenheimer Master Loan Fund	3,228,487	75,177	29,297	3,274,367
Invesco Oppenheimer Total Return Bond Fund	21,263,843	523,442	473,939	21,313,346
Foreign Equity Funds
Invesco Oppenheimer Developing Markets Fund	220,108	—	21,867	198,241
Invesco Oppenheimer Emerging Markets Innovators Fund	302,160	—	18,889	283,271
Invesco Oppenheimer Global Fund	436,351	—	51,765	384,586
Invesco Oppenheimer International Equity Fund	558,975	—	133,017	425,958
Invesco Oppenheimer International Growth Fund	237,334	—	24,750	212,584
Invesco Oppenheimer International Small-Mid Company Fund	81,208	49,521	5,738	124,991
Invesco Oppenheimer Macquarie Global Infrastructure Fund	960,524	10,129	91,420	879,233
Foreign Fixed Income Funds
Invesco Oppenheimer International Bond Fund	25,266,341	705,030	790,594	25,180,777

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies

Alternative Funds
Invesco Oppenheimer Fundamental Alternatives Fund	$11,702,765	$—	$—	$357,979
Invesco Oppenheimer Master Event-Linked Bond Fund	19,941,713	792,934[a]	(570,895)[a]	(109,030)[a]

11 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (continued)

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Invesco Oppenheimer Real Estate Fund	$10,191,629	$95,290		$(50,900)	$652,905
Invesco Oppenheimer SteelPath MLP Select 40 Fund	5,841,361	261,440		(5,515)	(92,343)
Domestic Equity Funds
Invesco Oppenheimer Capital Appreciation Fund	—	—		(15,016)	139,410
Invesco Oppenheimer Discovery Mid Cap Growth Fund	6,333,532	—		(23,619)	1,228,623
Invesco Oppenheimer Main Street Small Cap Fund	5,714,272	—		19,917	219,953
Invesco Oppenheimer Value Fund	9,078,659	79,645		106,972	701,345
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	14,932,216	95,738		32,525	1,249,880
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term Government Fund	41,005,407	540,239		(624,348)	1,062,239
Invesco Oppenheimer Master Inflation Protected Securities Fund	25,343,875	455,316	[b]	720 [b]	789,749	[b]
Invesco Oppenheimer Master Loan Fund	57,195,992	1,851,454	[c]	(943,189)[c]	118,489	[c]
Invesco Oppenheimer Total Return Bond Fund	147,488,357	2,527,263		(569,134)	6,285,180
Foreign Equity Funds
Invesco Oppenheimer Developing Markets Fund	8,492,634	—		56,482	373,406
Invesco Oppenheimer Emerging Markets Innovators Fund	2,897,866	—		8,897	136,536
Invesco Oppenheimer Global Fund	34,489,638	—		(297,196)	3,552,773
Invesco Oppenheimer International Equity Fund	8,536,206	—		(16,704)	418,075
Invesco Oppenheimer International Growth Fund	8,647,925	—		(16,105)	811,357
Invesco Oppenheimer International Small-Mid Company Fund	5,914,577	—		(3,626)	492,924
Invesco Oppenheimer Macquarie Global Infrastructure Fund	9,917,750	117,292		54,909	486,381
Foreign Fixed Income Funds
Invesco Oppenheimer International Bond Fund	140,760,542	3,882,645		(263,112)	1,030,663

Total	$574,426,916	$10,699,256		$(3,118,937)	$19,906,494

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.

b. Represents the amount allocated to the Fund from Invesco Oppenheimer Inflation Protected Securities Fund.

c. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

2. Non-income producing security.

3. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

12 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Futures Contracts as of July 31, 2019

Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)

Canadian Bonds, 10 yr.	Buy	9/19/19	45	CAD 4,835	$4,852,212	$16,978

Euro-BTP	Buy	9/6/19	54	EUR 7,756	8,357,562	601,905

Euro-BUND	Buy	9/6/19	32	EUR 6,055	6,201,680	146,975

Euro-OAT	Buy	9/6/19	59	EUR 10,602	10,922,293	320,622

Japanese Bonds, 10 yr.	Buy	9/12/19	29	JPY 40,897	40,998,254	101,231

Long Gilt	Buy	9/26/19	72	GBP 11,337	11,630,488	293,323

S&P 500 E-Mini Index	Buy	9/20/19	5	USD 724	745,563	21,426

						$1,502,460

Glossary:

Currency abbreviations indicate amounts reporting in currencies

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

Definitions

BTP	Italian Treasury Bonds

BUND	German Federal Obligation

OAT	French Government Bonds

S&P	Standard & Poor’s

See accompanying Notes to Financial Statements.

13 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2019 Unaudited

Assets

Investments, at value—see accompanying schedule of investments—affiliated companies (cost $561,420,506)	$576,783,301

Cash used for collateral on futures	812,000

Receivables and other assets:

Dividends	1,047,800

Shares of beneficial interest sold	619,744

Variation margin receivable - futures contracts	83,931

Investments sold	177

Other	29,716

Total assets	579,376,669

Liabilities
Bank overdraft	2,915

Payables and other liabilities:

Investments purchased	1,046,798

Shares of beneficial interest redeemed	349,285

Distribution and service plan fees	193,068

Transfer and shareholder servicing agent fees	144,231

Trustees’ compensation	34,293

Shareholder communications	13,668

Other	18,603

Total liabilities	1,802,861

Net Assets	$577,573,808

Composition of Net Assets

Shares of beneficial interest	$578,921,767

Total accumulated loss	(1,347,959)

Net Assets	$577,573,808

14 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $425,702,549 and 43,440,174 shares of beneficial interest outstanding)	$9.80
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$10.37
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,694,705 and 9,812,132 shares of beneficial interest outstanding)	$9.65
Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of $49,282,768 and 5,047,179 shares of beneficial interest outstanding)	$9.76
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $7,873,135 and 799,496 shares of beneficial interest outstanding)	$9.85
Class R5 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,325 and 1,053 shares of beneficial interest outstanding)	$9.81
Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,326 and 1,053 shares of beneficial interest outstanding)	$9.81

See accompanying Notes to Financial Statements.

15 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF

OPERATIONS For the Six Months Ended July 31, 2019 Unaudited

Allocation of Income and Expenses from Master Funds[1]

Net investment income allocated from Invesco Oppenheimer Master Event-Linked Bond Fund:

Interest	$787,586

Dividends	5,348

Net expenses	(43,201)

Net investment income allocated from Invesco Oppenheimer Master Event-Linked Bond Fund	749,733

Net investment income allocated from Invesco Oppenheimer Master Inflation Protected Securities Fund:

Interest	452,402

Dividends	2,914

Net expenses	(61,059)

Net investment income allocated from Invesco Oppenheimer Master Inflation Protected Securities Fund	394,257

Net investment income allocated from Invesco Oppenheimer Master Loan Fund:

Interest	1,809,959

Dividends	41,495

Net expenses	(162,717)

Net investment income allocated from Invesco Oppenheimer Master Loan Fund	1,688,737
Total allocation of net investment income from master funds	2,832,727

Investment Income
Dividends from affiliated companies	7,608,767
Interest	12,690

Total investment income	7,621,457
Expenses
Distribution and service plan fees:
Class A	487,524
Class C	584,067

Class R	115,063
Transfer and shareholder servicing agent fees:

Class A	348,417

Class C	103,891

Class R	40,862

Class Y	5,976

Class R5	2
Class R6	1
Shareholder communications:

Class A	15,861

Class C	4,424

Class R	1,805

Class Y	256
Custodian fees and expenses	8,804
Trustees’ compensation	5,965
Other	27,072

Total expenses	1,749,990
Less waivers and reimbursements of expenses	(284,485)

Net expenses	1,465,505

16 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Expenses (Continued)
Net Investment Income	$8,988,679
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:

Investment transactions in affiliated companies	(1,605,573)

Futures contracts	1,615,894

Foreign currency transactions	2,305

Net realized gain (loss) allocated from:

Invesco Oppenheimer Master Event-Linked Bond Fund	(570,895)

Invesco Oppenheimer Master Inflation Protected Securities Fund	720

Invesco Oppenheimer Master Loan Fund	(943,189)

Net realized loss	(1,500,738)

Net change in unrealized appreciation/(depreciation) on:

Investment transactions in affiliated companies	19,107,286

Translation of assets and liabilities denominated in foreign currencies	19,442

Futures contracts	1,502,460

Net change in unrealized appreciation/(depreciation) allocated from:

Invesco Oppenheimer Master Event-Linked Bond Fund	(109,030)

Invesco Oppenheimer Master Inflation Protected Securities Fund	789,749

Invesco Oppenheimer Master Loan Fund	118,489

Net change in unrealized appreciation/(depreciation)	21,428,396

Net Increase in Net Assets Resulting from Operations	$28,916,337

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes.

See accompanying Notes to Financial Statements.

17 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations
Net investment income	$8,988,679	$12,856,824
Net realized gain (loss)	(1,500,738)	33,129,939
Net change in unrealized appreciation/(depreciation)	21,428,396	(57,070,786)

Net increase (decrease) in net assets resulting from operations	28,916,337	(11,084,023)

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	—	(8,685,727)
Class B	—	—
Class C	—	(1,802,991)
Class R	—	(845,052)
Class Y	—	(156,417)
Class R5	—	—
Class R6	—	—

Total distributions from distributable earnings	—	(11,490,187)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	8,912,146	(33,682,311)
Class B	—	(1,830,823)
Class C	(36,408,582)	(8,930,783)
Class R	2,872,916	52,916
Class Y	842,645	687,591
Class R5	10,000	—
Class R6	10,000	—

Total beneficial interest transactions	(23,760,875)	(43,703,410)

Net Assets
Total increase (decrease)	5,155,462	(66,277,620)
Beginning of period	572,418,346	638,695,966

End of period	$577,573,808	$572,418,346

See accompanying Notes to Financial Statements.

18 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$9.31	$9.67	$9.02	$8.54	$9.07	$8.74

Income (loss) from investment operations:
Net investment income[2]	0.16	0.22	0.17	0.20	0.15	0.17
Net realized and unrealized gain (loss)	0.33	(0.37)	0.69	0.47	(0.48)	0.31

Total from investment operations	0.49	(0.15)	0.86	0.67	(0.33)	0.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.21)	(0.21)	(0.19)	(0.20)	(0.15)

Net asset value, end of period	$9.80	$9.31	$9.67	$9.02	$8.54	$9.07

Total Return, at Net Asset Value[3]	5.26%	(1.49)%	9.53%	7.92%	(3.68)%	5.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$425,703	$396,318	$445,732	$428,722	$381,636	$377,253

Average net assets (in thousands)	$401,687	$413,824	$440,897	$413,080	$385,849	$356,752

Ratios to average net assets:[4,5]
Net investment income	3.33%	2.35%	1.82%	2.22%	1.70%	1.84%
Expenses excluding specific expenses listed below	0.54%	0.52%	0.53%	0.54%	0.54%	0.53%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.54%	0.52%	0.53%	0.54%	0.54%	0.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.44%	0.42%	0.42%	0.44%	0.44%	0.43%

Portfolio turnover rate[8]	5%	45%	7%	9%	10%	14%

19 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.02%
Year Ended January 31, 2019	1.00%
Year Ended January 31, 2018	1.06%
Year Ended January 31, 2017	1.08%
Year Ended January 29, 2016	1.07%
Year Ended January 30, 2015	1.06%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

20 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class C	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$9.20	$9.56	$8.92	$8.43	$8.96	$8.63

Income (loss) from investment operations:
Net investment income[2]	0.12	0.15	0.10	0.13	0.08	0.10
Net realized and unrealized gain (loss)	0.33	(0.38)	0.67	0.48	(0.48)	0.32

Total from investment operations	0.45	(0.23)	0.77	0.61	(0.40)	0.42

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.13)	(0.13)	(0.12)	(0.13)	(0.09)

Net asset value, end of period	$9.65	$9.20	$9.56	$8.92	$8.43	$8.96

Total Return, at Net Asset Value[3]	4.89%	(2.30)%	8.69%	7.28%	(4.48)%	4.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94,695	$125,385	$139,290	$147,359	$150,838	$163,041

Average net assets (in thousands)	$118,005	$129,705	$141,175	$153,128	$159,469	$160,307

Ratios to average net assets:[4,5]
Net investment income	2.58%	1.60%	1.06%	1.47%	0.95%	1.08%
Expenses excluding specific expenses listed below	1.29%	1.27%	1.28%	1.29%	1.29%	1.28%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	1.29%	1.27%	1.28%	1.29%	1.29%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.19%	1.17%	1.17%	1.19%	1.19%	1.18%

Portfolio turnover rate[8]	5%	45%	7%	9%	10%	14%

21 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.77%
Year Ended January 31, 2019	1.75%
Year Ended January 31, 2018	1.81%
Year Ended January 31, 2017	1.83%
Year Ended January 29, 2016	1.82%
Year Ended January 30, 2015	1.81%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

22 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class R	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$9.29	$9.65	$9.01	$8.53	$9.05	$8.72

Income (loss) from investment operations:
Net investment income[2]	0.15	0.20	0.15	0.18	0.13	0.14
Net realized and unrealized gain (loss)	0.32	(0.37)	0.67	0.47	(0.48)	0.32

Total from investment operations	0.47	(0.17)	0.82	0.65	(0.35)	0.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.19)	(0.18)	(0.17)	(0.17)	(0.13)

Net asset value, end of period	$9.76	$9.29	$9.65	$9.01	$8.53	$9.05

Total Return, at Net Asset Value[3]	5.06%	(1.73)%	9.18%	7.71%	(3.89)%	5.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,283	$44,044	$45,605	$42,716	$35,442	$42,872

Average net assets (in thousands)	$47,229	$42,940	$44,190	$38,675	$39,789	$43,215

Ratios to average net assets:[4,5]
Net investment income	3.09%	2.10%	1.59%	1.99%	1.44%	1.58%
Expenses excluding specific expenses listed below	0.78%	0.77%	0.77%	0.79%	0.79%	0.78%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.78%	0.77%	0.77%	0.79%	0.79%	0.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.68%	0.67%	0.66%	0.69%	0.69%	0.68%

Portfolio turnover rate[8]	5%	45%	7%	9%	10%	14%

23 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.26%
Year Ended January 31, 2019	1.25%
Year Ended January 31, 2018	1.30%
Year Ended January 31, 2017	1.33%
Year Ended January 29, 2016	1.32%
Year Ended January 30, 2015	1.31%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

24 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class Y	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$9.34	$9.71	$9.06	$8.57	$9.10	$8.77

Income (loss) from investment operations:
Net investment income[2]	0.17	0.24	0.20	0.23	0.17	0.20
Net realized and unrealized gain (loss)	0.34	(0.38)	0.68	0.47	(0.49)	0.31

Total from investment operations	0.51	(0.14)	0.88	0.70	(0.32)	0.51

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.23)	(0.23)	(0.21)	(0.21)	(0.18)

Net asset value, end of period	$9.85	$9.34	$9.71	$9.06	$8.57	$9.10

Total Return, at Net Asset Value[3]	5.46%	(1.31)%	9.78%	8.27%	(3.54)%	5.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,873	$6,671	$6,195	$5,280	$5,078	$6,947

Average net assets (in thousands)	$6,903	$5,897	$5,831	$5,067	$7,659	$4,601

Ratios to average net assets:[4,5]
Net investment income	3.58%	2.59%	2.14%	2.52%	1.93%	2.22%
Expenses excluding specific expenses listed below	0.29%	0.28%	0.28%	0.29%	0.29%	0.28%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.29%	0.28%	0.28%	0.29%	0.29%	0.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.19%	0.18%	0.17%	0.19%	0.19%	0.18%

Portfolio turnover rate[8]	5%	45%	7%	9%	10%	14%

25 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	0.77%
Year Ended January 31, 2019	0.76%
Year Ended January 31, 2018	0.81%
Year Ended January 31, 2017	0.83%
Year Ended January 29, 2016	0.82%
Year Ended January 30, 2015	0.81%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

26 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class R5	Period Ended July 31, 2019 (Unaudited) [1]
Per Share Operating Data
Net asset value, beginning of period	$9.50

Income (loss) from investment operations:
Net investment income[2]	0.03
Net realized and unrealized gain	0.28

Total from investment operations	0.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00

Net asset value, end of period	$9.81

Total Return, at Net Asset Value[3]	3.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[4,5]
Net investment income	1.81%
Expenses excluding specific expenses listed below	0.16%
Interest and fees from borrowings	0.00%

Total expenses[6]	0.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.06%

Portfolio turnover rate[7]	5%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended July 31, 2019	0.64%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

27 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class R6	Period Ended July 31, 2019 (Unaudited) [1]
Per Share Operating Data
Net asset value, beginning of period	$9.50

Income (loss) from investment operations:
Net investment income[2]	0.03
Net realized and unrealized gain	0.28

Total from investment operations	0.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00

Net asset value, end of period	$9.81

Total Return, at Net Asset Value[3]	3.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[4,5]
Net investment income	1.86%
Expenses excluding specific expenses listed below	0.11%
Interest and fees from borrowings	0.00%

Total expenses[6]	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.01%

Portfolio turnover rate[7]	5%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended July 31, 2019	0.59%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

28 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2019 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Portfolio Series Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer Portfolio Series Conservative Investor (the “Acquired Fund” or “Predecessor Fund”). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class C, Class R, and Class Y shares received the corresponding class of shares of the Fund. Class R5 and Class R6 shares commenced operations on the Reorganization Date.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official

29 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value

30 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of

31 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principals generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

32 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

33 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
J.

Futures - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited

34 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

(collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

Effective on the Reorganization Date, the Adviser has contractually agreed, through at least May 28, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.20% and 0.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended July 31, 2019, the Adviser waived advisory fees of $284,485.

Prior to the Reorganization, the OFI Global Asset Management, Inc. had contractually agreed to waive fees and/or reimburse expenses of 0.10% of the Acquired Fund’s average daily net assets.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended July 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements Citibank, N.A. serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the six months ended July 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.

35 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the six months ended July 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended July 31, 2019, IDI advised the Fund that IDI retained $10,625 in front-end sales commissions from the sale of Class A shares and $— and $1,459 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. From the beginning of the fiscal year to the date of the Reorganization, OppenheimerFunds Distributor, Inc. retained $33,448 in front–end sales commissions from the sale of Class A shares and $— and $2,575 from Class A and Class C shares, respectively, for CDSC imposed on redemption by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

36 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$474,301,721	$102,481,580	$—	$576,783,301

Total Investments, at Value	474,301,721	102,481,580	—	576,783,301
Other Financial Instruments:
Futures contracts	1,502,460	—	—	1,502,460

Total Assets	$475,804,181	$102,481,580	$—	$578,285,761

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 - Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

37 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Value of Derivative Instruments at Period-End

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative liability transactions as of July 31, 2019:

	Asset Derivatives		Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Equity contracts			Variation margin payable	$7,500*
Interest rate contracts	Variation margin receivable	$102,390*	Variation margin payable	10,959*

Total		$102,390		$18,459

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

Effect of Derivative Investments for the Six Months Ended July 31, 2019

The tables below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Equity contracts	$2,619
Interest rate contracts	1,613,275

Total	$1,615,894

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts

Equity contracts	$21,426
Interest rate contracts	1,481,034

Total	$1,502,460

The table below summarizes the five month average notional value of futures contracts outstanding during the period.

Futures Contracts
$81,847,758

Note 5 - Trustee and Officer Fees and Benefits

The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent

38 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$131
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2019	7,740

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Note 6 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 - Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of

39 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of January 31, 2019.

Note 8 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended July 31, 2019 was $28,968,553 and $45,565,988, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$21,963,773
Aggregate unrealized (depreciation) of investments	(5,079,076)

Net unrealized appreciation of investments	$16,884,697

Cost of investments for tax purposes is $ 561,420,506.

Note 9 - Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Class A
Sold	5,023,199	$48,578,068	3,948,210	$37,032,236
Dividends and/or distributions reinvested	—	—	953,425	8,514,084
Redeemed	(4,152,841)	(39,665,922)	(8,422,920)	(79,228,631)

Net increase (decrease)	870,358	$8,912,146	(3,521,285)	$(33,682,311)

Class B
Sold	—	$—	1,000	$9,621
Dividends and/or distributions reinvested	—	—	—	—
Redeemed[1]	—	—	(191,749)	(1,840,444)

Net decrease	—	$—	(190,749)	$(1,830,823)

40 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Class C
Sold	1,006,447	$9,507,568	2,105,838	$19,435,041
Dividends and/or distributions reinvested	—	—	202,257	1,787,955
Redeemed	(4,819,883)	(45,916,150)	(3,258,602)	(30,153,779)

Net decrease	(3,813,436)	$(36,408,582)	(950,507)	$(8,930,783)

Class R
Sold	804,559	$7,645,941	1,320,170	$12,350,680
Dividends and/or distributions reinvested	—	—	90,471	806,093
Redeemed	(499,695)	(4,773,025)	(1,394,615)	(13,103,857)

Net increase	304,864	$2,872,916	16,026	$52,916

Class Y
Sold	211,580	$2,048,920	327,615	$3,083,657
Dividends and/or distributions reinvested	—	—	17,368	155,620
Redeemed	(126,006)	(1,206,275)	(269,068)	(2,551,686)

Net increase	85,574	$842,645	75,915	$687,591

Class R5[2]
Sold	1,053	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	1,053	$10,000	—	$—

Class R6[2]
Sold	1,053	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	1,053	$10,000	—	$—

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

2. Commencement date after the close of business on May 24, 2019.

Note 10 - Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the financial statements of the Predecessor Fund for the past two fiscal years did not contain an

41 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

42 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

ADDITIONAL FUND INFORMATION

Effective December 31, 2019, the fiscal year-end of the Fund will change from January 31 to December 31.

43 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS Unaudited

At meetings held on December 14, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) (the Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved (i) an amendment to the Trust’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add Invesco Oppenheimer Portfolio Series: Conservative Investor Fund (the Fund), (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, (iii) an amendment to the separate sub-advisory contract with Invesco Capital Management LLC to add the Fund, (iv) an amendment to the separate sub-advisory contract with Invesco Asset Management (India) Private Limited to add the Fund, and (v) an initial sub-advisory contract with OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). Additionally, on March 26, 2019, the Board re-approved an initial sub-advisory contract with OppenheimerFunds, Inc. following its change of control as a result of the acquisition of OppenheimerFunds, Inc. and its subsidiaries, including the Oppenheimer mutual funds (each, an Oppenheimer Fund), by Invesco Ltd. (the OFI Transaction). After evaluating the factors discussed below, among others, the Board approved the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board noted that it had previously approved establishing the Fund at the Board meeting held on October 23, 2018 and that the Fund was formed to acquire the assets and liabilities of an Oppenheimer Fund (the Acquired Fund) with the same investment objective and substantially similar principal investment strategies and risks. At the time of approval, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or any of the Affiliated Sub-Advisers except OppenheimerFunds, Inc., which was not affiliated with Invesco at that time.

In approving the investment advisory agreement and sub-advisory contracts, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process for those funds as well as the information provided with respect to the Fund. As part of the approval process, the Board reviewed and considered information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board reviewed comparative investment performance and fee data prepared by Invesco Advisers and an independent mutual fund data provider. The Board was assisted in its review by the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and by independent legal counsel.

44 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of December 14, 2018 and March 26, 2019 for the sub-advisory contract with OppenheimerFunds, Inc.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review included consideration of the investment process oversight and structure, credit analysis and investment risk management to be employed in providing advisory services to the Fund. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds, including the Fund, following the OFI Transaction. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers

45 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS Unaudited / Continued

in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board noted that the Fund would continue the historical performance information of the Acquired Fund following the consummation of the OFI Transaction. The Board considered the performance of the Acquired Fund and the fact that, at the closing of the OFI Transaction, management anticipates that the Fund will be managed pursuant to substantially similar investment strategies and by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Morningstar performance universe and against the Fund’s benchmark index. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers will not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests will pay Invesco Advisers advisory fees. Because Invesco Advisers will not charge the Fund any advisory fees, the Board did not rely upon any comparison of contractual management fee rates of funds in the Fund’s Morningstar expense group. The Board considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for at least two years from the closing date of the OFI Transaction in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers will not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation will be payable to any Affiliated Sub-Advisers for their services to the Fund.

D. Economies of Scale and Breakpoints

The Board noted that Invesco Advisers will not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the

46 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Fund invests will pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E. Profitability and Financial Resources

The Board reviewed information from the 2018 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers will continue to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates will not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund will incur its share of underlying fund fees and other allocable costs. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Invesco Funds to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees to be received for providing administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds, closed-end funds and exchange-traded funds. The Board noted that Invesco Advisers and its affiliates will receive advisory and other fees from the affiliated mutual funds, closed-end funds and exchange-traded funds. The Board considered that the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual

47 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS Unaudited / Continued

funds, closed-end funds and exchange-traded funds will be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

48 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

●	Fund reports and prospectuses
●	Quarterly statements
●	Daily confirmations
●	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

49 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer Portfolio Series: Conservative Investor Fund was held on April 12, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization Oppenheimer Portfolio Series: Conservative Investor Fund into Invesco Oppenheimer Portfolio Series: Conservative Investor Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	37,216,864	1,975,608	3,137,629	0

50 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

51 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

INVESCO’S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

52 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

53 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

INVESCO’S PRIVACY NOTICE Continued

●	Request that we amend, rectify, delete or update the personal data we hold about you;

●	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

●	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

54 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾	Fund reports and prospectuses
◾	Quarterly statements
◾	Daily confirmations
◾	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO

64121-9078.

Invesco Distributors, Inc.	O-OPSCI-SAR-1 09272019

Semiannual Report 7/31/2019

Invesco

Oppenheimer

Portfolio Series
Growth Investor

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer Portfolio Series Growth Investor Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Global Aggregate Bond Index, Hedged	MSCI All Country World Index (Net)
6-Month	8.00%	2.05%	5.72%	8.04%
1-Year	-0.33	-5.84	8.61	2.95
5-Year	5.63	4.45	3.94	6.48
10-Year	9.42	8.80	4.17	9.25

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

3      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Foreign Equity Funds	53.7%
Domestic Equity Funds	36.4
Alternative Funds	7.9
Domestic Fixed Income Funds	2.0

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2019, and are based on the total market value of investments.

TOP TEN HOLDINGS

Invesco Oppenheimer Global Fund	15.9%
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	14.2
Invesco Oppenheimer Value Fund	14.2
Invesco Oppenheimer International Growth Fund	8.0
Invesco Oppenheimer International Equity Fund	8.0
Invesco Oppenheimer Developing Markets Fund	7.9
Invesco Oppenheimer International Small-Mid Company Fund	7.0
Invesco Oppenheimer Main Street Small Cap Fund	4.9
Invesco Oppenheimer Emerging Markets Innovators Fund	4.9
Invesco Oppenheimer Discovery Mid Cap Growth Fund	3.1

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2019, and are based on net assets.

For more current Fund holdings, please visit invesco.com.

4      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAIX)	4/5/05	8.00%	-0.33%	5.63%	9.42%
Class C (OCAIX)	4/5/05	7.64	-1.08	4.84	8.60
Class R (ONAIX)	4/5/05	7.88	-0.57	5.36	9.16
Class Y (OYAIX)	4/5/05	8.15	-0.09	5.88	9.76
Class R5 (PXQIX)*	5/24/19	8.06	-0.28	5.64	9.42
Class R6 (PXGGX)*	5/24/19	8.06	-0.28	5.64	9.42

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAIX)	4/5/05	2.05%	-5.84%	4.45%	8.80%
Class C (OCAIX)	4/5/05	6.64	-2.00	4.84	8.60
Class R (ONAIX)	4/5/05	7.88	-0.57	5.36	9.16
Class Y (OYAIX)	4/5/05	8.15	-0.09	5.88	9.76
Class R5 (PXQIX)*	5/24/19	8.06	-0.28	5.64	9.42
Class R6 (PXGGX)*	5/24/19	8.06	-0.28	5.64	9.42

* Class R5 and Class R6 shares’ performance shown prior to the inception date (the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R, and Class Y shares, respectively, of the Fund. Class R5 and Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund’s performance is comparted to the performance of the MSCI® ACWI and the Bloomberg Barclays Global Aggregate Bond Index. The MSCI® ACWI is a free float-adjusted

5      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of global investment grade fixed-rate debt markets. The index is comprised of several other Barclays indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Actual	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During 6 Months Ended July 31, 2019[1,2]
Class A	$1,000.00	$1,080.00	$2.43
Class C	1,000.00	1,076.40	6.30
Class R	1,000.00	1,078.80	3.72
Class Y	1,000.00	1,081.50	1.14
Class R5	1,000.00	1,080.60	0.25
Class R6	1,000.00	1,080.60	0.06

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.46	2.36
Class C	1,000.00	1,018.74	6.12
Class R	1,000.00	1,021.22	3.61
Class Y	1,000.00	1,023.70	1.10
Class R5	1,000.00	1,024.15	0.65
Class R6	1,000.00	1,024.65	0.15

1. Actual expenses paid for Class A, C, R, and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses paid for Class R5 and R6 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 68/365 to reflect the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2019 for Classes A, C, R and Y and for the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019 for Class R5 and R6 are as follows:

Class	Expense Ratios
Class A	0.47%
Class C	1.22
Class R	0.72
Class Y	0.22
Class R5	0.13
Class R6	0.03

8      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—7.9%
Invesco Oppenheimer Fundamental Alternatives Fund	612,186	$ 16,957,552
Invesco Oppenheimer Master Event-Linked Bond Fund	1,062,143	16,511,969
Invesco Oppenheimer Real Estate Fund	641,407	17,061,415
Invesco Oppenheimer SteelPath MLP Select 40 Fund	2,214,393	17,050,824

		67,581,760
Domestic Equity Funds—36.4%
Invesco Oppenheimer Discovery Mid Cap Growth Fund	1,017,411	26,523,916
Invesco Oppenheimer Main Street Small Cap Fund	2,876,420	42,082,024
Invesco Oppenheimer Value Fund	3,460,498	120,425,344
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	3,994,750	120,481,660

		309,512,944
Domestic Fixed Income Fund—2.0%
Invesco Oppenheimer Master Loan Fund	957,415	16,723,934
Foreign Equity Funds—53.7%
Invesco Oppenheimer Developing Markets Fund	1,573,388	67,403,935
Invesco Oppenheimer Emerging Markets Innovators Fund[2]	4,083,314	41,772,306
Invesco Oppenheimer Global Fund	1,505,264	134,992,032
Invesco Oppenheimer International Equity Fund	3,381,017	67,755,577
Invesco Oppenheimer International Growth Fund	1,675,249	68,149,145
Invesco Oppenheimer International Small-Mid Company Fund	1,265,205	59,869,487
Invesco Oppenheimer Macquarie Global Infrastructure Fund	1,477,034	16,660,943

		456,603,425

Total Investments, at Value (Cost $654,611,526)	100.0%	850,422,063
Net Other Assets (Liabilities)	(0.0)	(286,680)

Net Assets	100.0%	$850,135,383

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2019	Gross Additions	Gross Reductions	Shares July 31, 2019
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental Alternatives Fund	—	612,186	—	612,186
Invesco Oppenheimer Master Event-Linked Bond Fund	—	1,062,143	—	1,062,143
Invesco Oppenheimer Real Estate Fund	—	660,305	18,898	641,407
Invesco Oppenheimer SteelPath MLP Select 40 Fund	—	2,214,393	—	2,214,393
Domestic Equity Funds
Invesco Oppenheimer Capital Appreciation Fund	936,339	—	936,339	—
Invesco Oppenheimer Discovery Mid Cap Growth Fund	1,151,347	—	133,936	1,017,411

9      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
	Shares January 31, 2019	Gross Additions		Gross Reductions	Shares July 31, 2019
Invesco Oppenheimer Main Street Small Cap Fund	2,899,007	—		22,587	2,876,420
Invesco Oppenheimer Value Fund	5,268,137	31,897		1,839,536	3,460,498
Invesco Oppenheimer Russell 1000 Dynamic Multifactor ETF	—	4,204,100		209,350	3,994,750
Domestic Fixed Income Funds
Invesco Oppenheimer Master Loan Fund	—	957,415		—	957,415
Foreign Equity Funds
Invesco Oppenheimer Developing Markets Fund	1,653,500	—		80,112	1,573,388
Invesco Oppenheimer Emerging Markets Innovators Fund	4,255,654	—		172,340	4,083,314
Invesco Oppenheimer Global Fund	1,638,862	—		133,598	1,505,264
Invesco Oppenheimer International Equity Fund	7,483,572	—		4,102,555	3,381,017
Invesco Oppenheimer International Growth Fund	2,336,050	—		660,801	1,675,249
Invesco Oppenheimer International Small-Mid Company Fund	1,273,544	52,461		60,800	1,265,205
Invesco Oppenheimer Macquarie Global Infrastructure Fund	—	1,557,138		80,104	1,477,034

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental Alternatives Fund	$16,957,552	$—		$—	$465,261
Invesco Oppenheimer Master Event-Linked Bond Fund	16,511,969	600,342	[a]	(473,542)[a]	(97,821)	[a]
Invesco Oppenheimer Real Estate Fund	17,061,415	160,385		14,091	788,930
Invesco Oppenheimer SteelPath MLP Select 40 Fund	17,050,824	636,627		—	(245,775)
Domestic Equity Funds
Invesco Oppenheimer Capital Appreciation Fund	—	—		20,250,680	(19,267,523)
Invesco Oppenheimer Discovery Mid Cap Growth Fund	26,523,916	—		16,832	5,168,600
Invesco Oppenheimer Main Street Small Cap Fund	42,082,024	—		(26,653)	1,732,550
Invesco Oppenheimer Value Fund	120,425,344	1,079,474		17,095,917	(6,787,416)
Invesco Oppenheimer Russell 1000 Dynamic Multifactor ETF	120,481,660	791,087		397,599	10,084,746
Domestic Fixed Income Funds
Invesco Oppenheimer Master Loan Fund	16,723,934	501,459	[b]	(277,519) [b]	10,060	[b]
Foreign Equity Funds
Invesco Oppenheimer Developing Markets Fund	67,403,935	—		(150,519)	3,501,386

10      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Invesco Oppenheimer Emerging Markets Innovators Fund	$41,772,306	$—	$149,771	$1,995,126
Invesco Oppenheimer Global Fund	134,992,032	—	(698,823)	13,255,444
Invesco Oppenheimer International Equity Fund	67,755,577	—	13,974,095	(10,723,337)
Invesco Oppenheimer International Growth Fund	68,149,145	—	9,932,490	(3,506,650)
Invesco Oppenheimer International Small-Mid Company Fund	59,869,487	—	184,582	4,867,262
Invesco Oppenheimer Macquarie Global Infrastructure Fund	16,660,943	189,695	68,336	989,613

Total	$850,422,063	$3,959,069	$60,457,337	$2,230,456

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund.

2. Non-income producing security.

Futures Contracts as of July 31, 2019
		Expiration	Number	Notional Amount		Unrealized Appreciation/
Description	Buy/Sell	Date	of Contracts	(000’s)	Value	(Depreciation)
MSCI Emerging Market Index	Buy	9/20/19	6	USD 306	$307,680	$2,174
Nikkei 225 Index	Buy	9/12/19	1	JPY 195	198,088	3,031
S&P 500 E-Mini Index	Buy	9/20/19	27	USD 3,910	4,026,038	115,700
S&P/TSX 60 Index	Buy	9/19/19	1	CAD 148	148,280	410
SPI 200 Index	Buy	9/19/19	1	AUD 112	115,434	3,759
Stoxx Europe 600 Index	Buy	9/20/19	28	EUR 590	595,743	5,484

						$130,558

Glossary:

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

Definitions
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TSX 60	60 largest companies on the Toronto Stock Exchange

See accompanying Notes to Financial Statements.

11      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2019 Unaudited

Assets
Investments, at value—affiliated companies (cost $654,611,526)—see accompanying schedule of investments	$850,422,063
Cash	138,999
Cash used for collateral on futures	264,000
Receivables and other assets:
Shares of beneficial interest sold	596,120
Dividends	162,066
Other	37,694

Total assets	851,620,942
Liabilities

Payables and other liabilities:

Shares of beneficial interest redeemed	828,712

Distribution and service plan fees	275,800

Transfer and shareholder servicing agent fees	252,080

Trustees’ compensation	47,906

Variation margin payable - futures contracts	44,679

Shareholder communications	19,083

Other	17,299

Total liabilities	1,485,559

Net Assets	$850,135,383

Composition of Net Assets
Shares of beneficial interest	$530,921,952

Total distributable earnings	319,213,431

Net Assets	$850,135,383

12      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $638,784,356 and 36,672,108 shares of beneficial interest outstanding)	$17.42
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$18.43

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $127,034,241 and 7,512,173 shares of beneficial interest outstanding)	$16.91

Class R Shares:

Net asset value, redemption price and offering price per share (based on net assets of $63,954,190 and 3,679,066 shares of beneficial interest outstanding)	$17.38

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $20,341,595 and 1,160,824 shares of beneficial interest outstanding)	$17.52

Class R5 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,500 and 602.41 shares of beneficial interest outstanding)	$17.43

Class R6 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,501 and 602.41 shares of beneficial interest outstanding)	$17.43

See accompanying Notes to Financial Statements.

13      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

STATEMENT

OF OPERATIONS For the Six Months Ended July 31, 2019 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Invesco Oppenheimer Master Event-Linked Bond Fund:

Interest	$596,225

Dividends	4,117

Net expenses	(33,334)

Net investment income allocated from Invesco Oppenheimer Master Event-Linked Bond Fund	567,008

Net investment income allocated from Invesco Oppenheimer Master Loan Fund:

Interest	489,863

Dividends	11,596
Net expenses	(44,623)
Net investment income allocated from Invesco Oppenheimer Master Loan Fund	456,836

Total allocation of net investment income from master funds	1,023,844
Investment Income
Dividends — affiliated companies	2,876,990
Interest	9,879
Total investment income	2,886,869
Expenses
Distribution and service plan fees:
Class A	729,902
Class C	816,393
Class R	150,114
Transfer and shareholder servicing agent fees:
Class A	549,336
Class C	152,022
Class R	55,679
Class Y	19,124
Class R5	2
Shareholder communications:
Class A	22,545
Class C	5,573
Class R	2,527
Class Y	575
Trustees’ compensation	7,697
Custodian fees and expenses	4,466
Other	29,851
Total expenses	2,545,806
Net Investment Income	1,364,907

14      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in affiliated companies	$61,208,398
Futures contracts	92,259
Foreign currency transactions	(45)

Net realized loss allocated from:
Invesco Oppenheimer Master Event-Linked Bond Fund	(473,542)
Invesco Oppenheimer Master Loan Fund	(277,519)
Net realized gain	60,549,551

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in affiliated companies	2,318,217
Translation of assets and liabilities denominated in foreign currencies	352
Futures contracts	130,558

Net change in unrealized appreciation/(depreciation) allocated from:
Invesco Oppenheimer Master Event-Linked Bond Fund	(97,821)
Invesco Oppenheimer Master Loan Fund	10,060
Net change in unrealized appreciation/(depreciation)	2,361,366

Net Increase in Net Assets Resulting from Operations	$64,275,824

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes.

See accompanying Notes to Financial Statements.

15      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Operations
Net investment income	$1,364,907	$4,011,259
Net realized gain	60,549,551	108,725,324
Net change in unrealized appreciation/(depreciation)	2,361,366	(216,478,243)
Net increase (decrease) in net assets resulting from operations	64,275,824	(103,741,660)

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	—	(37,591,204)
Class B	—	—
Class C	—	(10,025,817)
Class R	—	(3,476,706)
Class Y	—	(1,467,025)
Class R5	—	—
Class R6	—	—
Total distributions from distributable earnings	—	(52,560,752)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	18,847,322	8,115,281
Class B	—	(4,030,402)
Class C	(54,330,094)	(10,943,268)
Class R	3,132,252	6,877,354
Class Y	(2,891,781)	(33,926)
Class R5	10,000	—
Class R6	10,000	—
Total beneficial interest transactions	(35,222,301)	(14,961)
Net Assets
Total increase (decrease)	29,053,523	(156,317,373)
Beginning of period	821,081,860	977,399,233
End of period	$850,135,383	$821,081,860

See accompanying Notes to Financial Statements.

16      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	July 31, 2019 (Unaudited)	January 31, 2019	January 31, 2018	January 31, 2017	January 29, 2016[1]	January 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$16.13	$19.46	$15.59	$13.99	$14.87	$14.28
Income (loss) from investment operations:
Net investment income[2]	0.04	0.11	0.07	0.14	0.07	0.11
Net realized and unrealized gain (loss)	1.25	(2.31)	4.24	1.74	(0.76)	0.60
Total from investment operations	1.29	(2.20)	4.31	1.88	(0.69)	0.71
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.18)	(0.27)	(0.16)	(0.19)	(0.12)
Distributions from net realized gain	0.00	(0.95)	(0.17)	(0.12)	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(1.13)	(0.44)	(0.28)	(0.19)	(0.12)
Net asset value, end of period	$17.42	$16.13	$19.46	$15.59	$13.99	$14.87

Total Return, at Net Asset Value[3]	8.00%	(10.71)%	27.83%	13.52%	(4.78)%	4.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$638,784	$574,046	$674,845	$537,926	$492,539	$513,521
Average net assets (in thousands)	$600,995	$614,960	$598,934	$522,301	$533,833	$519,483
Ratios to average net assets:[4]
Net investment income	0.48%[5]	0.62%	0.42%	0.93%	0.45%	0.72%
Expenses excluding specific expenses listed below	0.47%[5]	0.45%	0.47%	0.48%	0.48%	0.48%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.47%[5]	0.45%	0.47%	0.48%	0.48%	0.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.47%[5]	0.45%	0.46%	0.48%	0.48%	0.48%
Portfolio turnover rate[8]	26%	38%	8%	6%	8%	10%

17      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.17%
Year Ended January 31, 2019	1.16%
Year Ended January 31, 2018	1.17%
Year Ended January 31, 2017	1.18%
Year Ended January 29, 2016	1.16%
Year Ended January 30, 2015	1.17%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

18      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Class C	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$15.71	$18.96	$15.21	$13.65	$14.52	$13.94

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	(0.02)	(0.06)	0.02	(0.05)	0.00
Net realized and unrealized gain (loss)	1.22	(2.24)	4.12	1.71	(0.75)	0.59

Total from investment operations	1.20	(2.26)	4.06	1.73	(0.80)	0.59

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.04)	(0.14)	(0.05)	(0.07)	(0.01)
Distributions from net realized gain	0.00	(0.95)	(0.17)	(0.12)	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(0.99)	(0.31)	(0.17)	(0.07)	(0.01)

Net asset value, end of period	$16.91	$15.71	$18.96	$15.21	$13.65	$14.52

Total Return, at Net Asset Value[3]	7.64%	(11.39)%	26.83%	12.71%	(5.51)%	4.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,034	$169,142	$212,996	$180,365	$172,605	$186,923

Average net assets (in thousands)	$164,717	$185,541	$193,616	$179,171	$189,362	$189,422

Ratios to average net assets:[4]
Net investment income (loss)	(0.27)%[5]	(0.13)%	(0.36)%	0.16%	(0.31)%	(0.02)%
Expenses excluding specific expenses listed below	1.22%[5]	1.20%	1.22%	1.23%	1.23%	1.22%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	1.22%[5]	1.20%	1.22%	1.23%	1.23%	1.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.22%[5]	1.20%	1.21%	1.23%	1.23%	1.22%

Portfolio turnover rate[8]	26%	38%	8%	6%	8%	10%

19      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.92%
Year Ended January 31, 2019	1.91%
Year Ended January 31, 2018	1.92%
Year Ended January 31, 2017	1.93%
Year Ended January 29, 2016	1.91%
Year Ended January 30, 2015	1.91%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

20      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Class R	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$16.11	$19.44	$15.59	$13.98	$14.86	$14.25
Income (loss) from investment operations:
Net investment income[2]	0.02	0.07	0.04	0.10	0.03	0.06
Net realized and unrealized gain (loss)	1.25	(2.31)	4.21	1.75	(0.77)	0.62
Total from investment operations	1.27	(2.24)	4.25	1.85	(0.74)	0.68
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.14)	(0.23)	(0.12)	(0.14)	(0.07)
Distributions from net realized gain	0.00	(0.95)	(0.17)	(0.12)	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(1.09)	(0.40)	(0.24)	(0.14)	(0.07)
Net asset value, end of period	$17.38	$16.11	$19.44	$15.59	$13.98	$14.86

Total Return, at Net Asset Value[3]	7.88%	(10.97)%	27.44%	13.31%	(5.02)%	4.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,954	$56,312	$59,559	$45,222	$41,159	$49,122
Average net assets (in thousands)	$60,924	$57,352	$50,000	$43,838	$48,259	$52,717
Ratios to average net assets:[4]
Net investment income	0.23%[5]	0.37%	0.22%	0.68%	0.19%	0.43%
Expenses excluding specific expenses listed below	0.72%[5]	0.70%	0.72%	0.73%	0.73%	0.73%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	0.72%[5]	0.70%	0.72%	0.73%	0.73%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.72%[5]	0.70%	0.71%	0.73%	0.73%	0.73%
Portfolio turnover rate[8]	26%	38%	8%	6%	8%	10%

21      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.42%
Year Ended January 31, 2019	1.41%
Year Ended January 31, 2018	1.42%
Year Ended January 31, 2017	1.43%
Year Ended January 29, 2016	1.41%
Year Ended January 30, 2015	1.42%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

22      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Class Y	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$16.20	$19.55	$15.67	$14.05	$14.94	$14.34
Income (loss) from investment operations:
Net investment income[2]	0.06	0.16	0.13	0.18	0.11	0.15
Net realized and unrealized gain (loss)	1.26	(2.33)	4.23	1.76	(0.77)	0.60
Total from investment operations	1.32	(2.17)	4.36	1.94	(0.66)	0.75
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.23)	(0.31)	(0.20)	(0.23)	(0.15)
Distributions from net realized gain	0.00	(0.95)	(0.17)	(0.12)	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(1.18)	(0.48)	(0.32)	(0.23)	(0.15)
Net asset value, end of period	$17.52	$16.20	$19.55	$15.67	$14.05	$14.94

Total Return, at Net Asset Value[3]	8.15%	(10.50)%	28.04%	13.88%	(4.53)%	5.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,342	$21,582	$25,773	$19,517	$20,784	$20,573
Average net assets (in thousands)	$20,831	$22,363	$22,559	$18,820	$22,268	$20,881
Ratios to average net assets:[4]
Net investment income	0.73%[5]	0.87%	0.72%	1.18%	0.71%	1.00%
Expenses excluding specific expenses listed below	0.22%[5]	0.21%	0.23%	0.23%	0.23%	0.23%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	0.22%[5]	0.21%	0.23%	0.23%	0.23%	0.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.22%[5]	0.21%	0.22%	0.23%	0.23%	0.23%
Portfolio turnover rate[8]	26%	38%	8%	6%	8%	10%

23      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	0.92%
Year Ended January 31, 2019	0.92%
Year Ended January 31, 2018	0.93%
Year Ended January 31, 2017	0.93%
Year Ended January 29, 2016	0.91%
Year Ended January 30, 2015	0.92%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

24      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Class R5	Period Ended July 31, 2019 (Unaudited) [1]

Per Share Operating Data
Net asset value, beginning of period	$16.60
Income (loss) from investment operations:
Net investment income[2]	0.03
Net realized and unrealized gain	0.80

Total from investment operations	0.83
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00
Distributions from net realized gain	0.00

Total dividends and/or distributions to shareholders	0.00
Net asset value, end of period	$17.43

Total Return, at Net Asset Value[3]	5.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11
Average net assets (in thousands)	$10
Ratios to average net assets:[4,5]
Net investment income	0.82%
Expenses excluding specific expenses listed below	0.13%
Interest and fees from borrowings	0.00%

Total expenses[6]	0.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.13%
Portfolio turnover rate[7]	26%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended July 31, 2019	0.83%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

25      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class R6	Period Ended July 31, 2019 (Unaudited) [1]

Per Share Operating Data
Net asset value, beginning of period	$16.60
Income (loss) from investment operations:
Net investment income[2]	0.03
Net realized and unrealized gain	0.80

Total from investment operations	0.83
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00
Distributions from net realized gain	0.00

Total dividends and/or distributions to shareholders	0.00
Net asset value, end of period	$17.43

Total Return, at Net Asset Value[3]	5.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11
Average net assets (in thousands)	$10
Ratios to average net assets:[4,5]
Net investment income	0.92%
Expenses excluding specific expenses listed below	0.03%
Interest and fees from borrowings	0.00%

Total expenses[6]	0.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.03%
Portfolio turnover rate[7]	26%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended July 31, 2019	0.73%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

26      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2019 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Portfolio Series Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer Portfolio Series Growth Investor Fund (the “Acquired Fund” or “Predecessor Fund”). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class C, Class R, and Class Y shares received the corresponding class of shares of the Fund. Class R5 and Class R6 shares commenced operations on the Reorganization Date.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official

27      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value

28      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of

29      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principals generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

30      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

31      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Futures - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However,

32      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

Effective on the Reorganization Date, the Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.15% and 0.10%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

During the reporting period, the Adviser and OFI Global Asset Management, Inc. did not waive fees and/or reimburse the Fund or Acquired Fund, respectively in relation to this arrangement.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended July 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations

33      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the six months ended July 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the six months ended July 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended July 31, 2019, IDI advised the Fund that IDI retained $30,202 in front-end sales commissions from the sale of Class A shares and $0 and $2,660 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. From the beginning of the fiscal year to the date of the Reorganization, OppenheimerFunds Distributor, Inc. retained $128,520 in front–end sales commissions from the sale of Class A shares and $166 and $4,278 from Class A and Class C shares, respectively, for CDSC imposed on redemption by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are

34      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$817,186,160	$33,235,903	$—	$850,422,063

Total Investments, at Value	817,186,160	33,235,903	—	850,422,063
Other Financial Instruments:
Futures contracts	130,558	—	—	130,558

Total Assets	$817,316,718	$33,235,903	$—	$850,552,621

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 - Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the

35      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Instruments at Period-End

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative liability transactions as of July 31, 2019:

	Assets Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Variation margin receivable - futures contracts	$ 1,091*	Variation margin payable - futures contracts	$ 45,770*

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

Effect of Derivative Investments for the Six Months Ended July 31, 2019

The tables below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Equity contracts	$92,259

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Equity contracts	$130,558

The table below summarizes the five month average notional value of futures contracts outstanding during the period:

Futures Contracts
Average Notional Value	$4,779,893

36      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Note 5 - Trustee and Officer Fees and Benefits

The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$198
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2019	11,628

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Note 6 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 - Tax Information

The amount and character of income and gains to be distributed are determined in

37      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of January 31, 2019.

Note 8 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended July 31, 2019 was $219,666,131 and $252,783,362, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$196,285,042
Aggregate unrealized (depreciation) of investments	(343,595)

Net unrealized appreciation of investments	$195,941,447

Cost of investments for tax purposes is $659,872,231.

Note 9 - Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	4,097,601	$70,298,531	3,382,506	$60,652,621
Dividends and/or distributions reinvested	—	—	2,546,191	37,352,617
Redeemed	(3,023,352)	(51,451,209)	(5,011,396)	(89,889,957)

Net increase	1,074,249	$18,847,322	917,301	$8,115,281

Class B
Sold	—	$—	1,300	$23,534
Dividends and/or distributions reinvested	—	—	—	—
Redeemed[1]	—	—	(221,037)	(4,053,936)

Net decrease	—	$—	(219,737)	$(4,030,402)

38      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class C
Sold	508,448	$8,383,774	1,208,629	$20,887,085
Dividends and/or distributions reinvested	—	—	698,214	9,991,408
Redeemed	(3,760,846)	(62,713,868)	(2,374,231)	(41,821,761)

Net decrease	(3,252,398)	$(54,330,094)	(467,388)	$(10,943,268)

Class R
Sold	492,348	$8,365,963	934,269	$16,635,893
Dividends and/or distributions reinvested	—	—	231,695	3,398,976
Redeemed	(308,048)	(5,233,711)	(734,930)	(13,157,515)

Net increase	184,300	$3,132,252	431,034	$6,877,354

Class Y
Sold	173,032	$2,930,281	320,289	$5,876,474
Dividends and/or distributions reinvested	—	—	99,331	1,464,129
Redeemed	(344,241)	(5,822,062)	(405,596)	(7,374,529)

Net increase (decrease)	(171,209)	$(2,891,781)	14,024	$(33,926)

Class R5[2]
Sold	602	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	602	$10,000	—	$—

Class R6[2]
Sold	602	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	602	$10,000	—	$—

1. All outstanding Class B share converted to Class A shares on June 1, 2018.

2. Commencement date after the close of business on May 24, 2019.

Note 10 - Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the

39      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

financial statements of the Predecessor Fund for the past two fiscal years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

40      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

ADDITIONAL FUND INFORMATION

Effective December 31, 2019, the fiscal year-end of the Fund will change from January 31 to December 31.

41      OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

At meetings held on December 14, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) (the Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved (i) an amendment to the Trust’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add Invesco Oppenheimer Portfolio Series: Growth Investor Fund (the Fund), (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, (iii) an amendment to the separate sub-advisory contract with Invesco Capital Management LLC to add the Fund, (iv) an amendment to the separate sub-advisory contract with Invesco Asset Management (India) Private Limited to add the Fund, and (v) an initial sub-advisory contract with OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). Additionally, on March 26, 2019, the Board re-approved an initial sub-advisory contract with OppenheimerFunds, Inc. following its change of control as a result of the acquisition of OppenheimerFunds, Inc. and its subsidiaries, including the Oppenheimer mutual funds (each, an Oppenheimer Fund), by Invesco Ltd. (the OFI Transaction). After evaluating the factors discussed below, among others, the Board approved the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board noted that it had previously approved establishing the Fund at the Board meeting held on October 23, 2018 and that the Fund was formed to acquire the assets and liabilities of an Oppenheimer Fund (the Acquired Fund) with the same investment objective and substantially similar principal investment strategies and risks. At the time of approval, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or any of the Affiliated Sub-Advisers except OppenheimerFunds, Inc., which was not affiliated with Invesco at that time.

In approving the investment advisory agreement and sub-advisory contracts, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process for those funds as well as the information provided with respect to the Fund. As part of the approval process, the Board reviewed and considered information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board reviewed comparative investment performance and fee data prepared by Invesco Advisers and an independent mutual fund data provider. The Board was assisted in its review by the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and by independent legal counsel.

42      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of December 14, 2018 and March 26, 2019 for the sub-advisory contract with OppenheimerFunds, Inc.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review included consideration of the investment process oversight and structure, credit analysis and investment risk management to be employed in providing advisory services to the Fund. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds, including the Fund, following the OFI Transaction. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers

43      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board noted that the Fund would continue the historical performance information of the Acquired Fund following the consummation of the OFI Transaction. The Board considered the performance of the Acquired Fund and the fact that, at the closing of the OFI Transaction, management anticipates that the Fund will be managed pursuant to substantially similar investment strategies and by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Morningstar performance universe and against the Fund’s benchmark index. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers will not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests will pay Invesco Advisers advisory fees. Because Invesco Advisers will not charge the Fund any advisory fees, the Board did not rely upon any comparison of contractual management fee rates of funds in the Fund’s Morningstar expense group. The Board considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for at least two years from the closing date of the OFI Transaction in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated

Sub-Advisers to other similarly managed client accounts, but noted that because the Fund is a fund of funds, Invesco Advisers and the Affiliated Sub-Advisers will not charge the Fund any fees pursuant to the Fund’s investment advisory agreement. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco

Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

44      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers will not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation will be payable to any Affiliated Sub-Advisers for their services to the Fund.

D. Economies of Scale and Breakpoints

The Board noted that Invesco Advisers will not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests will pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E. Profitability and Financial Resources

The Board reviewed information from the 2018 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers will continue to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates will not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund will incur its share of underlying fund fees and other allocable costs. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Invesco Funds to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees to be received for providing administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other

Invesco Funds and the organizational structure employed to provide these services. The

45      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds, closed-end funds and exchange-traded funds. The Board noted that Invesco Advisers and its affiliates will receive advisory and other fees from the affiliated mutual funds, closed-end funds and exchange-traded funds. The Board considered that the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds, closed-end funds and exchange-traded funds will be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

46      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

47      INVESCO OPPENHEIMER PORTFOLIO SERIES: GROWTH INVESTOR FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer Portfolio Series: Growth Investor Fund was held on April 12, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Portfolio Series: Growth Investor Fund into Invesco Oppenheimer Portfolio Series: Growth Investor Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	30,340,691	1,362,551	2,418,581	0

48      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

49      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

INVESCO’S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

50      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

51      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

INVESCO’S PRIVACY NOTICE Continued

● Request that we amend, rectify, delete or update the personal data we hold about you;

● Where possible (e.g. in relation to marketing) amend or update your choices around processing;

● Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

52      INVESCO OPPENHEIMER PORTFOLIO SERIES GROWTH INVESTOR FUND

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Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾	Fund reports and prospectuses
◾	Quarterly statements
◾	Daily confirmations
◾	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

                                                                                                      Invesco Distributors, Inc.                                                                             O-OPSGI-SAR-1             09272019

Semiannual Report	7/31/2019

Invesco

Oppenheimer

Portfolio Series

Moderate Investor

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer Portfolio Series: Moderate Investor Fund. See Important Update on the following page for more information.

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI All Country World Index (Net)	Bloomberg Barclays Global Aggregate Bond Index, Hedged
6-Month	6.91%	1.05%	8.04%	5.72%
1-Year	3.64	-2.09	2.95	8.61
5-Year	4.97	3.78	6.48	3.94
10-Year	7.61	7.00	9.25	4.17

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they

3      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

have different expenses. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

4      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION
Foreign Equity Funds	30.5%
Domestic Equity Funds	27.0
Domestic Fixed Income Funds	25.0
Alternative Funds	9.3
Foreign Fixed Income Funds	8.2
Money Market Funds	—*

*Represents a value of less than 0.05%.

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2019, and are based on the total market value of investments.

TOP TEN HOLDINGS
Invesco Oppenheimer Total Return Bond Fund	12.9%
Invesco Oppenheimer Value Fund	10.4
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	10.3
Invesco Oppenheimer Global Fund	9.1
Invesco Oppenheimer International Bond Fund	8.2
Invesco Oppenheimer Limited-Term Government Fund	5.1
Invesco Oppenheimer International Growth Fund	5.1
Invesco Oppenheimer Developing Markets Fund	5.0
Invesco Oppenheimer International Equity Fund	5.0
Invesco Oppenheimer Master Loan Fund	4.0

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2019, and are based on net assets.

For more current Fund holdings, please visit invesco.com.

5      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAMIX)	4/5/05	6.91%	3.64%	4.97%	7.61%
Class C (OCMIX)	4/5/05	6.53	2.84	4.18	6.80
Class R (ONMIX)	4/5/05	6.70	3.31	4.69	7.33
Class Y (OYMIX)	4/5/05	7.05	3.80	5.21	7.89
Class R5*(PXMQX)	5/24/19	7.00	3.72	4.98	7.62
Class R6*(PXMQX)	5/24/19	7.00	3.72	4.98	7.62

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/19
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAMIX)	4/5/05	1.05%	-2.09%	3.78%	7.00%
Class C (OCMIX)	4/5/05	5.53	1.84	4.18	6.80
Class R (ONMIX)	4/5/05	6.70	3.31	4.69	7.33
Class Y (OYMIX)	4/5/05	7.05	3.80	5.21	7.89
Class R5*(PXMQX)	5/24/19	7.00	3.72	4.98	7.62
Class R6*(PXMQX)	5/24/19	7.00	3.72	4.98	7.62

* Class R5 and Class R6 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50% and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

6      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

The Fund’s performance is compared to the performance of the Bloomberg Barclays Global Aggregate Bond Index and the MSCI® ACWI. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of global investment grade fixed-rate debt markets. The index is comprised of several other Barclays indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar. The MSCI® ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco.com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Actual	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During 6 Months Ended July 31, 2019[1,2]
Class A	$1,000.00	$1,069.10	$2.11
Class C	1,000.00	1,065.30	6.01
Class R	1,000.00	1,067.00	3.44
Class Y	1,000.00	1,070.50	0.87
Class R5	1,000.00	1,070.00	0.17
Class R6	1,000.00	1,070.00	0.08

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.76	2.06
Class C	1,000.00	1,018.99	5.87
Class R	1,000.00	1,021.47	3.36
Class Y	1,000.00	1,023.95	0.85
Class R5	1,000.00	1,024.35	0.45
Class R6	1,000.00	1,024.60	0.20

1. Actual expenses paid for Class A, C, R, and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses paid for Class R5 and Class R6 are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 68/365 to reflect the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2019 for Classes A, C, R, and Y and for the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019 for Class R5 and R6 are as follows:

Class	Expense Ratios
Class A	0.41%
Class C	1.17
Class R	0.67
Class Y	0.17
Class R5	0.09
Class R6	0.04

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the

9      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Investment Companies—100.0%
Alternative Funds—9.3%
Invesco Oppenheimer Fundamental Alternatives Fund[1]	1,135,790	$31,461,391
Invesco Oppenheimer Master Event-Linked Bond Fund[1]	3,448,545	53,610,732
Invesco Oppenheimer Real Estate Fund[1]	1,225,066	32,586,746
Invesco Oppenheimer SteelPath MLP Select 40 Fund[1]	3,594,822	27,680,133
		145,339,002
Domestic Equity Funds—27.0%
Invesco Oppenheimer Discovery Mid Cap Growth Fund[1]	1,662,009	43,328,562
Invesco Oppenheimer Main Street Small Cap Fund[1]	3,712,672	54,316,395
Invesco Oppenheimer Value Fund[1]	4,678,654	162,817,161
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund[1]	5,297,400	159,769,584
		420,231,702
Domestic Fixed Income Funds—25.0%
Invesco Oppenheimer Limited-Term Government Fund[1]	18,292,877	79,939,871
Invesco Oppenheimer Master Inflation Protected Securities Fund[1]	3,731,538	47,425,234
Invesco Oppenheimer Master Loan Fund[1]	3,552,590	62,055,930
Invesco Oppenheimer Total Return Bond Fund[1]	28,941,850	200,277,599
		389,698,634
Foreign Equity Funds—30.5%
Invesco Oppenheimer Developing Markets Fund[1]	1,833,576	78,550,394
Invesco Oppenheimer Emerging Markets Innovators Fund[1,2]	2,307,949	23,610,316
Invesco Oppenheimer Global Fund[1]	1,579,441	141,644,276
Invesco Oppenheimer International Equity Fund[1]	3,885,384	77,863,089
Invesco Oppenheimer International Growth Fund[1]	1,936,911	78,793,540
Invesco Oppenheimer International Small-Mid Company Fund[1]	986,090	46,661,785
Invesco Oppenheimer Macquarie Global Infrastructure Fund[1]	2,522,493	28,453,721
		475,577,121
Foreign Fixed Income Fund—8.2%
Invesco Oppenheimer International Bond Fund[1]	22,954,763	128,317,126
Money Market Fund—0.0%
Invesco Oppenheimer Institutional Government Money Market Fund, 2.29%[3]	485,025	485,025
Total Investments, at Value (Cost $1,342,128,463)	100.0%	1,559,648,610
Net Other Assets (Liabilities)	(0.0)	(104,014)
Net Assets	100.0%	$1,559,544,596

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2019	Gross Additions	Gross Reductions	Shares July 31, 2019
Investment Companies Alternative Funds
Invesco Oppenheimer Fundamental Alternatives Fund	1,089,637	46,153	—	1,135,790
Invesco Oppenheimer Master Event-Linked Bond Fund	3,245,107	203,438	—	3,448,545
Invesco Oppenheimer Real Estate Fund	1,205,721	19,345	—	1,225,066

11      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2019	Gross Additions	Gross Reductions	Shares July 31, 2019
Invesco Oppenheimer SteelPath MLP Select 40 Fund	3,428,817	166,005	—	3,594,822
Domestic Equity Funds
Invesco Oppenheimer Capital Appreciation Fund	1,260,701	—	1,260,701	—
Invesco Oppenheimer Discovery Mid Cap Growth Fund	1,810,432	—	148,423	1,662,009
Invesco Oppenheimer Main Street Small Cap Fund	3,828,120	—	115,448	3,712,672
Invesco Oppenheimer Value Fund	7,097,684	42,379	2,461,409	4,678,654
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	—	5,571,400	274,000	5,297,400
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term Government Fund	22,276,896	1,017,040	5,001,059	18,292,877
Invesco Oppenheimer Master Inflation Protected Securities Fund	3,696,930	105,613	71,005	3,731,538
Invesco Oppenheimer Master Loan Fund	3,431,809	120,781	—	3,552,590
Invesco Oppenheimer Total Return Bond Fund	29,385,784	1,077,208	1,521,142	28,941,850
Foreign Equity Funds
Invesco Oppenheimer Developing Markets Fund	1,950,044	—	116,468	1,833,576
Invesco Oppenheimer Emerging Markets Innovators Fund	2,409,256	—	101,307	2,307,949
Invesco Oppenheimer Global Fund	1,739,671	—	160,230	1,579,441
Invesco Oppenheimer International Equity Fund	4,682,540	—	797,156	3,885,384
Invesco Oppenheimer International Growth Fund	2,103,975	—	167,064	1,936,911
Invesco Oppenheimer International Small-Mid Company Fund	732,700	321,645	68,255	986,090
Invesco Oppenheimer Macquarie Global Infrastructure Fund	2,553,476	27,509	58,492	2,522,493
Foreign Fixed Income Funds
Invesco Oppenheimer International Bond Fund	22,388,626	636,181	70,044	22,954,763

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies Alternative Funds
Invesco Oppenheimer Fundamental Alternatives Fund	$31,461,391	$—	$—	$961,269
Invesco Oppenheimer Master Event-Linked Bond Fund	53,610,732	2,128,754[a]	(1,534,821)[a]	(293,510)[a]
Invesco Oppenheimer Real Estate Fund	32,586,746	297,562	—	1,884,795

12      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Invesco Oppenheimer SteelPath MLP Select 40 Fund	$27,680,133	$1,235,108	$—	$(462,537)
Domestic Equity Funds
Invesco Oppenheimer Capital Appreciation Fund	—	—	25,690,260	(24,366,524)
Invesco Oppenheimer Discovery Mid Cap Growth Fund	43,328,562	—	(119,278)	8,282,806
Invesco Oppenheimer Main Street Small Cap Fund	54,316,395	—	(121,991)	2,362,087
Invesco Oppenheimer Value Fund	162,817,161	1,434,444	23,330,500	(9,521,500)
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	159,769,584	1,039,043	442,102	13,373,286
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term Government Fund	79,939,871	1,089,909	(1,557,857)	2,465,645
Invesco Oppenheimer Master Inflation Protected Securities Fund	47,425,234	833,426[b]	1,737[b]	1,441,017[b]
Invesco Oppenheimer Master Loan Fund	62,055,930	2,004,522[c]	(1,023,565)[c]	120,785[c]
Invesco Oppenheimer Total Return Bond Fund	200,277,599	3,569,656	(25,604)	8,131,536
Foreign Equity Funds
Invesco Oppenheimer Developing Markets Fund	78,550,394	—	300,910	3,524,730
Invesco Oppenheimer Emerging Markets Innovators Fund	23,610,316	—	47,680	1,126,621
Invesco Oppenheimer Global Fund	141,644,276	—	(1,048,880)	14,097,512
Invesco Oppenheimer International Equity Fund	77,863,089	—	505,232	3,086,022
Invesco Oppenheimer International Growth Fund	78,793,540	—	949,574	6,211,498
Invesco Oppenheimer International Small-Mid Company Fund	46,661,785	—	190,514	3,778,435
Invesco Oppenheimer Macquarie Global Infrastructure Fund	28,453,721	318,544	20,068	1,421,886
Foreign Fixed Income Funds
Invesco Oppenheimer International Bond Fund	128,317,126	3,509,659	(24,937)	739,594

Total	$1,559,163,585	$17,460,627	$46,021,644	$38,365,453

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.

b. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Inflation Protected Securities Fund.

c. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

2. Non-income producing security.

3. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

13      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Futures Contracts as of July 31, 2019
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
Canadian Bonds, 10 yr.	Buy	9/19/19	69	CAD 7,414	$7,440,059	$26,033
Euro-BTP	Buy	9/6/19	83	EUR 11,921	12,845,883	925,151
Euro-BUND	Buy	9/6/19	49	EUR 9,271	9,496,322	225,055
Euro-OAT	Buy	9/6/19	92	EUR 16,531	17,031,372	499,953
Japanese Bonds, 10 yr.	Buy	9/12/19	45	JPY 63,461	63,617,980	157,082
Long Gilt	Buy	9/26/19	111	GBP 17,478	17,930,336	452,207
MSCI Emerging Market Index	Buy	9/20/19	6	USD 306	307,680	2,174
Nikkei 225 Index	Buy	9/12/19	1	JPY 195	198,088	3,031
S&P 500 E-Mini Index	Buy	9/20/19	45	USD 6,517	6,710,063	192,833
S&P/TSX 60 Index	Buy	9/19/19	1	CAD 148	148,280	410
SPI 200 Index	Buy	9/19/19	1	AUD 112	115,434	3,759
Stoxx Europe 600 Index	Buy	9/20/19	23	EUR 485	489,360	4,505

						$2,492,193

Glossary:
Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Definitions
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
MSCI	Morgan Stanley Capital International
OAT	French Government Bonds
S&P	Standard & Poor’s
TSX 60	60 largest companies on the Toronto Stock Exchange

See accompanying Notes to Financial Statements.

14      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2019 Unaudited

Assets
Investments, at value—see accompanying schedule of investments—affiliated companies (cost $1,342,128,463)	$1,559,648,610
Cash	84,808
Cash used for collateral on futures	1,579,000

Receivables and other assets:

Dividends	1,224,799

Shares of beneficial interest sold	459,402

Variation margin receivable - futures contracts	69,475

Investments sold	178

Other	63,578

Total assets	1,563,129,850

Liabilities

Payables and other liabilities:

Shares of beneficial interest redeemed	1,293,615

Investments purchased	1,223,645

Distribution and service plan fees	537,560

Transfer and shareholder servicing agent fees	396,103

Trustees’ compensation	87,413

Shareholder communications	25,788

Other	21,130

Total liabilities	3,585,254

Net Assets	$1,559,544,596

Composition of Net Assets

Shares of beneficial interest	$1,243,992,189
Total distributable earnings	315,552,407

Net Assets	$1,559,544,596

15      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,138,733,174 and 90,893,191 shares of beneficial interest outstanding)	$12.53

Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$13.26

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $277,168,330 and 22,645,417 shares of beneficial interest outstanding)	$12.24

Class R Shares:

Net asset value, redemption price and offering price per share (based on net assets of $ 126,476,347 and 10,171,181 shares of beneficial interest outstanding)	$12.43

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $ 17,145,900 and 1,359,578 shares of beneficial interest outstanding)	$12.61

Class R5 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,422 and 831 shares of beneficial interest outstanding)	$12.54

Class R6 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,423 and 831 shares of beneficial interest outstanding)	$12.54

See accompanying Notes to Financial Statements.

16      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF

OPERATIONS For the Six Months Ended July 31, 2019 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Invesco Oppenheimer Master Event-Linked Bond Fund:
Interest	$2,114,392
Dividends	14,362
Net expenses	(116,011)

Net investment income allocated from Invesco Oppenheimer Master Event-Linked Bond Fund	2,012,743
Net investment income allocated from Invesco Oppenheimer Master Inflation Protected Securities Fund:
Interest	828,128
Dividends	5,298
Net expenses	(110,982)

Net investment income allocated from Invesco Oppenheimer Master Inflation Protected Securities Fund	722,444
Net investment income allocated from Invesco Oppenheimer Master Loan Fund:
Interest	1,959,579
Dividends	44,943
Net expenses	(176,210)

Net investment income allocated from Invesco Oppenheimer Master Loan Fund	1,828,312

Total allocation of net investment income from master funds	4,563,499
Investment Income
Dividends affiliated companies	12,511,470
Interest	25,217

Total investment income	12,536,687
Expenses
Distribution and service plan fees:
Class A	1,263,405
Class C	1,707,544
Class R	299,937
Transfer and shareholder servicing agent fees:
Class A	933,913
Class C	304,929
Class R	106,505
Class Y	14,093
Class R5	2
Class R6	1
Shareholder communications:
Class A	28,683
Class C	8,289
Class R	3,299
Class Y	415
Custodian fees and expenses	14,814
Trustees’ compensation	11,988
Other	35,141

Total expenses	4,732,958
Less waivers and reimbursements of expenses	(540,075)

Net expenses	4,192,883

17      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF

OPERATIONS Unaudited / Continued

Expenses (Continued)
Net Investment Income	$12,907,303
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investment transactions in affiliated companies	48,583,382
Futures contracts	2,581,100
Foreign currency transactions	3,520
Net realized gain (loss) allocated from:
Invesco Oppenheimer Master Event-Linked Bond Fund	(1,534,821)
Invesco Oppenheimer Master Inflation Protected Securities Fund	1,737
Invesco Oppenheimer Master Loan Fund	(1,023,565)

Net realized gain	48,611,353
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in affiliated companies	37,097,161
Translation of assets and liabilities denominated in foreign currencies	30,286
Futures contracts	2,492,193
Net change in unrealized appreciation/(depreciation) allocated from:
Invesco Oppenheimer Master Event-Linked Bond Fund	(293,510)
Invesco Oppenheimer Master Inflation Protected Securities Fund	1,441,017
Invesco Oppenheimer Master Loan Fund	120,785

Net change in unrealized appreciation/(depreciation)	40,887,932

Net Increase in Net Assets Resulting from Operations	$102,406,588

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes.

See accompanying Notes to Financial Statements.

18      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS Unaudited

	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
Operations
Net investment income	$12,907,303	$22,680,800
Net realized gain	48,611,353	77,937,283
Net change in unrealized appreciation/(depreciation)	40,887,932	(182,545,894)

Net increase (decrease) in net assets resulting from operations	102,406,588	(81,927,811)
Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	—	(29,193,711)
Class B	—	—
Class C	—	(7,444,350)
Class R	—	(2,967,500)
Class Y	—	(429,520)
Class R5	—	—
Class R6	—	—

Total distributions from distributable earnings	—	(40,035,081)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	29,563,762	(48,223,970)
Class B	—	(6,160,529)
Class C	(103,618,274)	(21,711,027)
Class R	1,893,401	1,510,659
Class Y	331,358	(844,964)
Class R5	10,000	—
Class R6	10,000	—

Total beneficial interest transactions	(71,809,753)	(75,429,831)
Net Assets
Total increase (decrease)	30,596,835	(197,392,723)
Beginning of period	1,528,947,761	1,726,340,484

End of period	$1,559,544,596	$1,528,947,761

See accompanying Notes to Financial Statements.

19      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$ 11.72	$ 12.66	$ 11.06	$ 10.13	$ 10.66	$10.23
Income (loss) from investment operations:
Net investment income[2]	0.11	0.20	0.14	0.18	0.12	0.14
Net realized and unrealized gain (loss)	0.70	(0.80)	1.69	0.93	(0.57)	0.54

Total from investment operations	0.81	(0.60)	1.83	1.11	(0.45)	0.68
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.21)	(0.23)	(0.18)	(0.08)	(0.25)
Distributions from net realized gain	0.00	(0.13)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(0.34)	(0.23)	(0.18)	(0.08)	(0.25)
Net asset value, end of period	$ 12.53	$ 11.72	$ 12.66	$ 11.06	$ 10.13	$ 10.66

Total Return, at Net Asset Value[3]	6.91%	(4.59)%	16.59%	10.95%	(4.24)%	6.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,138,733	$1,037,833	$1,169,055	$1,050,230	$ 965,539	$989,811
Average net assets (in thousands)	$1,072,963	$1,088,101	$1,102,710	$1,019,024	$1,016,035	$962,358
Ratios to average net assets:[4,5]
Net investment income	1.86%	1.61%	1.20%	1.63%	1.15%	1.34%
Expenses excluding specific expenses listed below	0.48%	0.48%	0.49%	0.51%	0.50%	0.50%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.48%	0.48%	0.49%	0.51%	0.50%	0.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.41%	0.41%	0.41%	0.44%	0.43%	0.43%
Portfolio turnover rate[8]	13%	40%	6%	7%	5%	14%

20      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.05%
Year Ended January 31, 2019	1.05%
Year Ended January 31, 2018	1.07%
Year Ended January 31, 2017	1.10%
Year Ended January 29, 2016	1.07%
Year Ended January 30, 2015	1.08%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

21      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$ 11.49	$ 12.41	$ 10.85	$ 9.94	$ 10.46	$ 10.04

Income (loss) from investment operations:
Net investment income[2]	0.06	0.10	0.05	0.09	0.04	0.06
Net realized and unrealized gain (loss)	0.69	(0.78)	1.65	0.91	(0.56)	0.54

Total from investment operations	0.75	(0.68)	1.70	1.00	(0.52)	0.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.11)	(0.14)	(0.09)	(0.00)[3]	(0.18)
Distributions from net realized gain	0.00	(0.13)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(0.24)	(0.14)	(0.09)	(0.00)	(0.18)

Net asset value, end of period	$ 12.24	$ 11.49	$ 12.41	$ 10.85	$ 9.94	$ 10.46

Total Return, at Net Asset Value[4]	6.53%	(5.33)%	15.69%	10.12%	(4.96)%	5.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$277,168	$358,746	$409,418	$383,848	$370,818	$388,409

Average net assets (in thousands)	$345,236	$379,039	$392,056	$384,610	$393,916	$383,852

Ratios to average net assets:[5,6]
Net investment income	1.10%	0.86%	0.43%	0.87%	0.42%	0.57%
Expenses excluding specific expenses listed below	1.24%	1.24%	1.25%	1.26%	1.25%	1.25%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[7]	0.00%[7]	0.00%

Total expenses[8]	1.24%	1.24%	1.25%	1.26%	1.25%	1.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.17%	1.17%	1.16%	1.19%	1.18%	1.18%

Portfolio turnover rate[9]	13%	40%	6%	7%	5%	14%

22      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.81%
Year Ended January 31, 2019	1.81%
Year Ended January 31, 2018	1.83%
Year Ended January 31, 2017	1.85%
Year Ended January 29, 2016	1.82%
Year Ended January 30, 2015	1.83%

9. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

23      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$ 11.65	$ 12.59	$ 11.00	$ 10.08	$ 10.60	$ 10.17

Income (loss) from investment operations:
Net investment income[2]	0.10	0.16	0.11	0.15	0.10	0.11
Net realized and unrealized gain (loss)	0.68	(0.79)	1.68	0.92	(0.57)	0.54

Total from investment operations	0.78	(0.63)	1.79	1.07	(0.47)	0.65

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.18)	(0.20)	(0.15)	(0.05)	(0.22)
Distributions from net realized gain	0.00	(0.13)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(0.31)	(0.20)	(0.15)	(0.05)	(0.22)

Net asset value, end of period	$12.43	$11.65	$12.59	$11.00	$10.08	$10.60

Total Return, at Net Asset Value[3]	6.70%	(4.86)%	16.33%	10.64%	(4.45)%	6.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126,476	$116,637	$123,884	$105,976	$ 92,429	$106,271

Average net assets (in thousands)	$122,248	$117,767	$113,239	$100,425	$103,861	$109,830

Ratios to average net assets:[4,5]
Net investment income	1.60%	1.36%	0.96%	1.38%	0.97%	1.02%
Expenses excluding specific expenses listed below	0.74%	0.73%	0.74%	0.76%	0.76%	0.75%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.74%	0.73%	0.74%	0.76%	0.76%	0.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.67%	0.66%	0.66%	0.69%	0.69%	0.68%

Portfolio turnover rate[8]	13%	40%	6%	7%	5%	14%

24      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	1.31%
Year Ended January 31, 2019	1.30%
Year Ended January 31, 2018	1.32%
Year Ended January 31, 2017	1.35%
Year Ended January 29, 2016	1.33%
Year Ended January 30, 2015	1.33%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

25      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$11.78	$12.73	$11.12	$10.19	$10.72	$10.28
Income (loss) from investment operations:
Net investment income[2]	0.13	0.23	0.20	0.21	0.17	0.15
Net realized and unrealized gain (loss)	0.70	(0.82)	1.67	0.92	(0.59)	0.57

Total from investment operations	0.83	(0.59)	1.87	1.13	(0.42)	0.72
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.23)	(0.26)	(0.20)	(0.11)	(0.28)
Distributions from net realized gain	0.00	(0.13)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(0.36)	(0.26)	(0.20)	(0.11)	(0.28)
Net asset value, end of period	$12.61	$11.78	$12.73	$11.12	$10.19	$10.72

Total Return, at Net Asset Value[3]	7.05%	(4.41)%	16.91%	11.16%	(3.97)%	6.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,146	$15,732	$17,618	$9,343	$9,499	$9,678
Average net assets (in thousands)	$16,165	$15,895	$13,977	$7,850	$9,416	$10,303
Ratios to average net assets:[4,5]
Net investment income	2.10%	1.85%	1.63%	1.94%	1.61%	1.41%
Expenses excluding specific expenses listed below	0.24%	0.24%	0.25%	0.26%	0.26%	0.25%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	0.24%	0.24%	0.25%	0.26%	0.26%	0.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.17%	0.17%	0.17%	0.19%	0.19%	0.19%
Portfolio turnover rate[8]	13%	40%	6%	7%	5%	14%

26      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2019	0.81%
Year Ended January 31, 2019	0.81%
Year Ended January 31, 2018	0.83%
Year Ended January 31, 2017	0.85%
Year Ended January 29, 2016	0.83%
Year Ended January 30, 2015	0.83%

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

27      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class R5	Period Ended July 31, 2019[1] (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$12.03
Income (loss) from investment operations:
Net investment income[2]	0.05
Net realized and unrealized gain	0.46

Total from investment operations	0.51
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00
Distributions from net realized gain	0.00
Total dividends and/or distributions to shareholders	0.00
Net asset value, end of period	$12.54

Total Return, at Net Asset Value[3]	4.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$ 11
Average net assets (in thousands)	$ 10
Ratios to average net assets:[4,5]
Net investment income	2.17%
Expenses excluding specific expenses listed below	0.16%
Interest and fees from borrowings	0.00%

Total expenses[6]	0.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.09%
Portfolio turnover rate[7]	13%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended July 31, 2019	0.73%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

28      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Class R6	Period Ended July 31, 2019[1] (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$12.03
Income (loss) from investment operations:
Net investment income[2]	0.05
Net realized and unrealized gain	0.46

Total from investment operations	0.51
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00
Distributions from net realized gain	0.00

Total dividends and/or distributions to shareholders	0.00
Net asset value, end of period	$12.54

Total Return, at Net Asset Value[3]	4.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11
Average net assets (in thousands)	$10
Ratios to average net assets:[4,5]
Net investment income	2.22%
Expenses excluding specific expenses listed below	0.11%
Interest and fees from borrowings	0.00%

Total expenses[6]	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.04%
Portfolio turnover rate[7]	13%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Period Ended July 31, 2019	0.68%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

29      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2019 Unaudited

Note 1 -Significant Accounting Policies

Invesco Oppenheimer Portfolio Series Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer Portfolio Series Moderate Investor Fund (the “Acquired Fund” or “Predecessor Fund”).

The Acquired Fund was reorganized after the close of business on May 24, 2019 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class C, and Class Y shares received the corresponding class of shares of the Fund. Class R5 and Class R6 shares commenced operations on the Reorganization Date.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official

30      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value

31      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of

32      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principals generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

33      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

34      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Futures - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited

35      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

(collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

Effective on the Reorganization Date, the Adviser has contractually agreed, through at least May 28, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.47%, 1.23%, 0.72%, 0.22%, 0.17% and 0.12%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended July 31, 2019, the Adviser waived advisory fees of $540,075.

Prior to the Reorganization, the OFI Global Asset Management, Inc. had contractually agreed to waive fees and/or reimburse expenses 0.07%, of the Acquired Fund’s average daily net assets.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended July 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A. serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the six months ended July 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.

36      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the six months ended July 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended July 31, 2019, IDI advised the Fund that IDI retained $51,679 in front-end sales commissions from the sale of Class A shares and $9 and $5,767 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. From the beginning of the fiscal year to the date of the Reorganization, OppenheimerFunds Distributor, Inc. retained $173,888 in front–end sales commissions from the sale of Class A shares and $— and $12,391 from Class A and Class C shares, respectively, for CDSC imposed on redemption by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

37      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,396,556,714	$163,091,896	$—	$1,559,648,610

Total Investments, at Value	1,396,556,714	163,091,896	—	1,559,648,610
Other Financial Instruments:
Futures contracts	2,492,193	—	—	2,492,193

Total Assets	$1,399,048,907	$163,091,896	$—	$1,562,140,803

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 - Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

38      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Value of Derivative Instruments at Period-End

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative liability transactions as of July 31, 2019:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value

Equity contracts	Futures Variation margin receivable	$896	*	Futures Variation margin payable	$72,770	*
Interest rate contracts	Futures Variation margin receivable	158,153	*	Futures Variation margin payable	16,804	*

Total		$159,049			$89,574

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

Effect of Derivative Investments for the Six Months Ended July 31, 2019

The tables below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments		Futures contracts

Equity contracts		$88,239
Interest rate contracts		2,492,861

Total		$2,581,100

	Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments		Futures contracts

Equity contracts		$206,712
Interest rate contracts		2,285,481

Total		$2,492,193

The table below summarizes the five month average notional value of futures contracts outstanding during the period.

Future Contracts
$132,451,650

Note 5 - Trustee and Officer Fees and Benefits

The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent

39      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	348
Accumulated Liability as of July 31, 2019	20,428

Certain trustees have executed a Deferred Compensation Agreement pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Note 6 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid

40      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of January 31, 2019.

Note 8 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended July 31, 2019 was $194,446,471 and $250,512,854, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$223,532,910
Aggregate unrealized (depreciation) of investments	(3,490,284)

Net unrealized appreciation of investments	$220,042,626

Cost of investments for tax purposes is $1,342,128,463.

Note 9 - Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	10,420,709	$128,425,838	8,289,502	$100,338,678
Dividends and/or distributions reinvested	—	—	2,624,370	28,763,097
Redeemed	(8,095,524)	(98,862,076)	(14,664,045)	(177,325,745)
Net increase (decrease)	2,325,185	$29,563,762	(3,750,173)	$(48,223,970)

Class B
Sold	—	$—	789	$9,766
Dividends and/or distributions reinvested	—	—	—	—
Redeemed[1]	—	—	(501,184)	(6,170,295)
Net decrease	—	$—	(500,395)	$(6,160,529)

41      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class C
Sold	1,730,550	$20,619,230	4,171,781	$49,343,633
Dividends and/or distributions reinvested	—	—	689,202	7,415,802
Redeemed	(10,305,180)	(124,237,504)	(6,622,556)	(78,470,462)
Net decrease	(8,574,630)	$(103,618,274)	(1,761,573)	$(21,711,027)

Class R
Sold	1,042,080	$12,615,569	2,550,765	$30,646,424
Dividends and/or distributions reinvested	—	—	261,334	2,845,923
Redeemed	(886,608)	(10,722,168)	(2,638,778)	(31,981,688)
Net increase	155,472	$1,893,401	173,321	$1,510,659

Class Y
Sold	338,924	$4,180,451	601,002	$7,164,319
Dividends and/or distributions reinvested	—	—	38,944	429,166
Redeemed	(314,651)	(3,849,093)	(688,378)	(8,438,449)
Net increase (decrease)	24,273	$331,358	(48,432)	$(844,964)

Class R5[2]
Sold	831	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase	831	$10,000	—	$—

Class R6[2]
Sold	831	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase	831	$10,000	—	$—

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

2. Commencement date after the close of business on May 24, 2019.

Note 10 - Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the

42      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

financial statements of the Predecessor Fund for the past two fiscal years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

43      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

ADDITIONAL FUND INFORMATION

Effective December 31, 2019, the fiscal year-end of the Fund will change from January 31 to December 31.

44      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited

At meetings held on December 14, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) (the Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved (i) an amendment to the Trust’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) to add Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (the Fund), (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. to add the Fund, (iii) an amendment to the separate sub-advisory contract with Invesco Capital Management LLC to add the Fund, (iv) an amendment to the separate sub-advisory contract with Invesco Asset Management (India) Private Limited to add the Fund, and (v) an initial sub-advisory contract with OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). Additionally, on March 26, 2019, the Board re-approved an initial sub-advisory contract with OppenheimerFunds, Inc. following its change of control as a result of the acquisition of OppenheimerFunds, Inc. and its subsidiaries, including the Oppenheimer mutual funds (each, an Oppenheimer Fund), by Invesco Ltd. (the OFI Transaction). After evaluating the factors discussed below, among others, the Board approved the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board noted that it had previously approved establishing the Fund at the Board meeting held on October 23, 2018 and that the Fund was formed to acquire the assets and liabilities of an Oppenheimer Fund (the Acquired Fund) with the same investment objective and substantially similar principal investment strategies and risks. At the time of approval, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or any of the Affiliated Sub-Advisers except OppenheimerFunds, Inc., which was not affiliated with Invesco at that time.

In approving the investment advisory agreement and sub-advisory contracts, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process for those funds as well as the information provided with respect to the Fund. As part of the approval process, the Board reviewed and considered information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board reviewed comparative investment performance and fee data prepared by Invesco Advisers and an independent mutual fund data provider. The Board was assisted in its review by the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and by independent legal counsel.

45      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited / Continued

The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of December 14, 2018 and March 26, 2019 for the sub-advisory contract with OppenheimerFunds, Inc.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review included consideration of the investment process oversight and structure, credit analysis and investment risk management to be employed in providing advisory services to the Fund. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds, including the Fund, following the OFI Transaction. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers

46      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board noted that the Fund would continue the historical performance information of the Acquired Fund following the consummation of the OFI Transaction. The Board considered the performance of the Acquired Fund and the fact that, at the closing of the OFI Transaction, management anticipates that the Fund will be managed pursuant to substantially similar investment strategies and by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Morningstar performance universe and against the Fund’s benchmark index. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers will not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests will pay Invesco Advisers advisory fees. Because Invesco Advisers will not charge the Fund any advisory fees, the Board did not rely upon any comparison of contractual management fee rates of funds in the Fund’s Morningstar expense group. The Board considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for at least two years from the closing date of the OFI Transaction in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers will not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation will be payable to any Affiliated Sub-Advisers for their services to the Fund.

D. Economies of Scale and Breakpoints

The Board noted that Invesco Advisers will not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the

47      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY

CONTRACTS Unaudited / Continued

Fund invests will pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E. Profitability and Financial Resources

The Board reviewed information from the 2018 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers will continue to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates will not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund will incur its share of underlying fund fees and other allocable costs. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Invesco Funds to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees to be received for providing administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds, closed-end funds and exchange-traded funds. The Board noted that Invesco Advisers and its affiliates will receive advisory and other fees from the affiliated mutual funds, closed-end funds and exchange-traded funds. The Board considered that the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual

48      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

funds, closed-end funds and exchange-traded funds will be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

49      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

50      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer Portfolio Series: Moderate Investor Fund was held on April 12, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Portfolio Series Moderate Investor Fund into Invesco Oppenheimer Portfolio Series Moderate Investor Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	77,888,303	4,394,533	5,534,088	0

51      INVESCO OPPENHEIMER MAIN STREET SMALL CAP FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

    1NTD

52      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

53      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

INVESCO’S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

54      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

•	Request that we amend, rectify, delete or update the personal data we hold about you;

•	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

55      INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-OPSMI-SAR-1 09272019

Item 2. Code of Ethics.

Not required for a semiannual report

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments become effective and supersede the no-action letter on October 3, 2019, 90 days after publication in the Federal Register. In connection with prior independence determinations, PwC communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PwC is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PwC concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

During the reporting period, PwC advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Senior Associate, a PwC Manager and a PwC Director each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments (or with respect to the PwC Senior Associate and the PwC Manager, was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates, (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversees.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

•	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

•	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;

•

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

•

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

•

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

•

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

•	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

•

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

•	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)

As of September 19, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 19, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Registrant’s Independent Public Accountant, attached as Exhibit 99. ACCT

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	October 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	October 4, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	October 4, 2019